UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22363

SteelPath MLP Funds Trust
(Exact name of registrant as specified in charter)

6803 S. Tucson Way
Centennial, Colorado 80112-3924
 (Address of principal executive offices) (Zip Code)

Arthur S. Gabinet
OFI SteelPath, Inc.
Two World Financial Center
New York, New York 10281-1008
 (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200

Date of fiscal year end: November 30, 2012

Date of reporting period: November 30, 2012

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

OppenheimerFunds®
The Right Way to Invest

ANNUAL REPORT

November 30, 2012

Oppenheimer SteelPath MLP Select 40 Fund

Oppenheimer SteelPath MLP Alpha Fund

Oppenheimer SteelPath MLP Income Fund

Oppenheimer SteelPath MLP Alpha Plus Fund

TABLE OF CONTENTS

Oppenheimer SteelPath MLP Funds

LETTER TO SHAREHOLDERS

To Our Shareholders:

We thank you for investing with Oppenheimer SteelPath MLP Funds. Our fiscal year ended on November 30, 2012 and we would like to share our thoughts on the latest annual period.

The Master Limited Partnership (“MLP”) sector lagged the broader market for the year resulting in the worst period of underperformance since 1999. In part, underperformance appeared to result from March to May commodity price volatility. Though the majority of energy infrastructure focused MLPs have only minimal margin exposure to commodity pricing, MLP equities can exhibit correlation to the broader energy markets, particularly during periods of volatility. Further, over the year, a record $30.3 billion in equity supply, coming from both secondary and initial public offerings, weighed on the sector. While fund flows into closed-end, open-end, and index-based products approximated $8.4 billion, suggesting investor demand remains healthy, we believe this level of supply simply overwhelmed demand.

MLPs, as measured by the Alerian MLP Index (AMZ)1, provided a simple return2 of 7.8% for the period ended November 30, 2012 versus the 13.6% simple return provided by the S&P 500 Index3. Highlighting one of the sector’s attributes, the performance comparison is improved on a total return basis, after distributions or dividends paid are included. Over the same period, MLPs provided a 14.4% total return versus the 16.1% total return provided by the S&P 500 Index.

Macro Review

Over the year, price performance dispersion within the MLP sector appeared to in part reflect heightened investor risk aversion. On average, petroleum transportation focused names performed very well, with an average price return of 17% and a number of individual names soaring 30% or more. However, names with margin exposure to natural gas liquids (NGLs) pricing generally did much worse, with most of those names experiencing a modest to significant correction over the year. More broadly, names that were able to offer very visible paths to robust distribution growth performed extremely well, while those that were not able to provide such visibility, due to commodity price exposure or company specific issues, performed poorly. Importantly, we think such performance bifurcation can often lead to opportunity as market behavior in such times can exhibit exaggerated price performance relative to underlying fundamentals, both on the upside and the downside.

Fund Review

Please refer to pages 5 - 8 of this annual report for the Oppenheimer SteelPath MLP Funds performance covering the results for the 12-month period ending November 30, 2012.

Key contributors to the Oppenheimer SteelPath MLP Alpha and Alpha Plus Funds were Plains All American Pipeline, L.P. (PAA) and Sunoco Logistics Partners, LP (SXL).

PAA continued to benefit from its diverse crude oil handling asset footprint and from strategic acquisition spending. The partnership maintains a highly visible path to future distribution growth and appears on track to meet the higher end of its 7%-9% distribution growth guidance for the year and 7%-8% 2013 guidance.

SXL has benefited from one of the most advantageous crude oil handling asset footprints in the energy infrastructure universe over the last couple of years. As a result, the partnership was able to raise its distribution by 10% in each of the past two quarters resulting in 25% year-over-year growth. Though the historically wide basis differentials that have benefited the partnership may begin to diminish with additional infrastructure, the partnership’s healthy distribution growth has been achieved while maintaining 2.5x distribution coverage providing a prudent cushion for such a shift.

Key detractors to the Oppenheimer SteelPath MLP Alpha and Alpha Plus Funds were Buckeye Partners, L.P. (BPL) and NuStar Energy, L.P. (NS).

BPL suffered from uncertainty related to a Federal Energy Regulatory Commission (FERC) review of certain of its pipeline rate setting methodologies and disappointing first and second quarter earnings reports. However, positive third quarter results, the closing of a key acquisition, and improving clarity related to the company’s Bahamas Oil Refining Company (BORCO) storage facility growth plans began to aid relative unit performance toward the end of the period.

2	Oppenheimer SteelPath MLP Funds Annual Report

NS repeatedly reported disappointing results during the year due to poor hedging and poor asphalt fundamentals, exhausting market patience and creating distribution growth uncertainty. However, the partnership subsequently divested 50% of its asphalt assets and divested a small fuels refinery, the primary contributors to recent earnings volatility. Proceeds from these asset sales as well as an equity offering were used to dramatically increase the partnership’s Eagle Ford liquids handling assets through an acquisition which also added significantly to the partnership’s backlog of organic growth opportunities.

Key contributors to the Oppenheimer SteelPath MLP Income Fund were Inergy Midstream, LP (NRGM) and Holly Energy Partners, LP (HEP).

NRGM completed its IPO in December 2011 and has already been able to provide distribution growth from its stable of quality fee-based assets. The general partner’s sponsor of NRGM, Inergy LP (NRGY), also divested its retail propane assets. While the asset sale did not directly impact NRGM, the transaction improved NRGY’s credit metrics thereby creating a more stable sponsor.

HEP owns and operates well positioned crude oil handling assets and completed the purchase of a 75% stake in the UNEV Pipeline, a refined products pipeline, from its general partner, HollyFrontier Corp. (HFC), during the third quarter. The transaction is expected to provide additional distribution growth and further demonstrates the benefit of the partnership’s relationship with its general partner.

Key detractors to the Oppenheimer SteelPath MLP Income Fund were Buckeye Partners, L.P. (BPL) and Copano Energy, LLC (CPNO).

BPL suffered from uncertainty related to a Federal Energy Regulatory Commission (FERC) review of certain of its pipeline rate setting methodologies and disappointing first and second quarter earnings reporting. However, positive third quarter results, the closing of a key acquisition, and improving clarity related to the company’s Bahamas Oil Refining Company (BORCO) storage facility growth plans began to aid relative unit performance toward the end of the period.

CPNO encountered operating issues as it brought online a new facility to process Eagle Ford gas earlier in the year. These operational missteps as well as commodity price volatility, which was particularly acute for NGLs, created investor uncertainty about the company’s distribution growth capabilities. The partnership appears to have corrected these operational issues and despite continued NGL price weakness was able to report normal distribution coverage metrics in the last period. The Fund sold its position in this investment during the year.

Key contributors to the Oppenheimer SteelPath MLP Select 40 Fund were Plains All American Pipeline, LP (PAA) and Magellan Midstream Partners, LP (MMP).

PAA continued to benefit from its diverse crude oil handling asset footprint and from strategic acquisition spending. The partnership maintains a highly visible path to future distribution growth and appears on track to meet the higher end of its 7%-9% distribution growth guidance for the year and 7%-8% 2013 guidance.

MMP’s advantageous petroleum products pipeline footprint and burgeoning crude oil logistics footprint allowed the partnership to deliver significant distribution growth during the year; the partnership’s third quarter distribution was 21% higher on a year-over-year basis. The partnership also provided 2013 distribution growth guidance of 10%.

Key detractors to the Oppenheimer SteelPath MLP Select 40 Fund were Buckeye Partners, L.P. (BPL) and NuStar Energy, L.P. (NS).

BPL suffered from uncertainty related to a Federal Energy Regulatory Commission (FERC) review of certain of its pipeline rate setting methodologies and disappointing first and second quarter earnings reports. However, positive third quarter results, the closing of a key acquisition, and improving clarity related to the company’s Bahamas Oil Refining Company (BORCO) storage facility growth plans began to aid relative unit performance toward the end of the period.

NS repeatedly reported disappointing results during the year due to poor hedging and poor asphalt fundamentals, exhausting market patience and creating distribution growth uncertainty. However, the partnership subsequently divested 50% of its asphalt assets and divested a small fuels refinery, the primary contributors to recent earnings

November 30, 2012	3

volatility. Proceeds from these asset sales as well as an equity offering were used to dramatically increase the partnership’s Eagle Ford liquids handling assets through an acquisition which also added significantly to the partnership’s backlog of organic growth opportunities.

Outlook

Though crude oil and NGL prices may disappoint the market in 2013, as production success could continue to outpace the logistical and industrial changes needed to spur demand, we remain optimistic on midstream MLPs. We note both crude oil and NGL pricing could fall substantially while still supporting robust producer activity and volume growth to the benefit of energy infrastructure operators.

The opportunity set created by the macro trend of dramatic growth in domestic crude oil, natural gas, and NGL production volumes is widespread, robust and long-term in nature. We prefer to seek exposure to these dynamics through names with fee or fee-like exposure to this volume growth versus commodity price exposure as we believe such entities offer the most attractive risk-to-reward opportunity within the sector.

Sincerely,

The OFI SteelPath Investment Committee

This material is not authorized for use unless accompanied or preceded by a prospectus.

Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Total returns of the Funds current to the most recent month-end can be obtained by visiting our website at www.steelpath.com.

1
The Alerian MLP Index is a composite of the 50 most prominent energy Master Limited Partnerships that provides investors with an unbiased, comprehensive benchmark for this emerging asset class. The index, which is calculated using a float-adjusted, capitalization-weighted methodology, is disseminated real-time on a price-return basis (AMZ). It is not possible to invest directly in an index. Performance information provided for the Alerian MLP Index is not indicative of the performance of the Oppenheimer SteelPath MLP Funds.

2
Simple return reflects Index performance without including the impact of distributions/dividends. A simple return is also referred to as price return or price appreciation. Total return reflects Index performance including the impact of distributions/dividends.

3
The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance and typically does not include fees and expenses. It is not possible to invest directly in an index.

4	Oppenheimer SteelPath MLP Funds Annual Report

OPPENHEIMER STEELPATH MLP SELECT 40 FUND—GROWTH OF A $10,000 INVESTMENT AND PERFORMANCE
(Unaudited)

The above graph assumes an initial investment of $10,000 in the Class I Shares made at the close of business March 31, 2010 (Commencement of the Fund’s Operations). Performance for the Class A Shares, Class C Shares and Class Y Shares will vary from the performance of the Class I Shares for the Fund due to differences in charges and expenses. Sales load applicable to the Class A Shares or contingent deferred sales charge applicable to Class C Shares would reduce the performance shown above.

	Annualized
Total Returns as of November 30, 2012	1 Year	Since Inception*
Oppenheimer SteelPath MLP Select 40 Fund
Class I Shares	8.11%	9.84%
Class A Shares (1)	1.70%	7.09%
Class C Shares (2)	6.36%	7.71%
Class Y Shares	8.21%	9.84%
Lipper Equity Income Funds Index (3)	14.51%	8.83%
S&P 500 Index (4)	16.13%	9.74%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. To obtain performance information current to the most recent month-end, please call 1-888-614-6614, or go to www.steelpath.com.

*	For the period close of business March 31, 2010 (commencement of operations) through November 30, 2012.

(1)	Reflects maximum sales charge of 5.75%.

(2)	Class C Shares commenced operations at the close of business July 14, 2011. 1-Year return reflects contingent deferred sales charge of 1%.

(3)
The Lipper Equity Income Funds Index includes the 30 largest equity income mutual funds tracked by Lipper, Inc. Returns include the reinvestment of distributions but do not consider sales charges. Performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

(4)	The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance and typically does not include fees and expenses.

The above referenced Indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

November 30, 2012	5

OPPENHEIMER STEELPATH MLP ALPHA FUND—GROWTH OF A $10,000 INVESTMENT AND PERFORMANCE
(Unaudited)

The above graph assumes an initial investment of $10,000 in the Class I Shares made at the close of business March 31, 2010 (Commencement of the Fund’s Operations). Performance for the Class A Shares and Class C Shares will vary from the performance of the Class I Shares for the Fund due to differences in charges and expenses. Sales load applicable to the Class A Shares or contigent deferred sales charge applicable to Class C Shares would reduce the performance shown above.

	Annualized
Total Returns as of November 30, 2012	1 Year	Since Inception*
Oppenheimer SteelPath MLP Alpha Fund
Class I Shares	10.18%	9.80%
Class A Shares (1)	3.64%	7.13%
Class C Shares (2)	8.12%	14.78%
Lipper Equity Income Funds Index (3)	14.51%	8.83%
S&P 500 Index (4)	16.13%	9.74%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. To obtain performance information current to the most recent month-end, please call 1-888-614-6614, or go to www.steelpath.com.

*	For the period close of business March 31, 2010 (commencement of operations) through November 30, 2012.

(1)	Reflects maximum sales charge of 5.75%.

(2)	Class C Shares commenced operations at the close of business August 25, 2011. 1-Year return reflects contigent deferred sales charge of 1%.

(3)
The Lipper Equity Income Funds Index includes the 30 largest equity income mutual funds tracked by Lipper, Inc. Returns include the reinvestment of distributions but do not consider sales charges. Performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

(4)	The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance and typically does not include fees and expenses.

The above referenced Indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

6	Oppenheimer SteelPath MLP Funds Annual Report

OPPENHEIMER STEELPATH MLP INCOME FUND—GROWTH OF A $10,000 INVESTMENT AND PERFORMANCE
(Unaudited)

The above graph assumes an initial investment of $10,000 in the Class I Shares made at the close of business March 31, 2010 (Commencement of the Fund’s Operations). Performance for the Class A Shares and Class C Shares will vary from the performance of the Class I Shares for the Fund due to differences in charges and expenses. Sales load applicable to the Class A Shares or contigent deferred sales charge applicable to Class C Shares would reduce the performance shown above.

	Annualized
Total Returns as of November 30, 2012	1 Year	Since Inception*
Oppenheimer SteelPath MLP Income Fund
Class I Shares	4.89%	7.23%
Class A Shares (1)	-1.42%	4.66%
Class C Shares (2)	2.89%	2.53%
Lipper Equity Income Funds Index (3)	14.51%	8.83%
S&P 500 Index (4)	16.13%	9.74%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. To obtain performance information current to the most recent month-end, please call 1-888-614-6614, or go to www.steelpath.com.

*	For the period close of business March 31, 2010 (commencement of operations) through November 30, 2012.

(1)	Reflects maximum sales charge of 5.75%.

(2)	Class C Shares commenced operations at the close of business June 12, 2011. 1-Year return reflects contigent deferred sales charge of 1%.

(3)
The Lipper Equity Income Funds Index includes the 30 largest equity income mutual funds tracked by Lipper, Inc. Returns include the reinvestment of distributions but do not consider sales charges. Performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

(4)	The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance and typically does not include fees and expenses.

The above referenced Indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

November 30, 2012	7

OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND—GROWTH OF A $10,000 INVESTMENT AND PERFORMANCE
(Unaudited)

The above graph assumes an initial investment of $10,000 in the Class I Shares made at the close of business December 30, 2011 (Commencement of the Fund’s Operations). Performance for the Class A Shares and Class C Shares will vary from the performance of the Class I Shares for the Fund due to differences in charges and expenses. Sales load applicable to the Class A Shares or contigent deferred sales charge applicable to Class C Shares would reduce the performance shown above.

Total Returns as of November 30, 2012	Since Inception*
Oppenheimer SteelPath MLP Alpha Plus Fund
Class I Shares	6.33%
Class A Shares (1)(2)	-1.47%
Class C Shares (3)	7.39%
Lipper Equity Income Funds Index (4)	12.44%
S&P 500 Index (5)	14.96%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. To obtain performance information current to the most recent month-end, please call 1-888-614-6614, or go to www.steelpath.com.

*	For the period close of business December 30, 2011 (commencement of operations) through November 30, 2012.

(1)	Class A Shares commenced operations at the close of business February 6, 2012.

(2)	Reflects maximum sales charge of 5.75%.

(3)	Class C Shares commenced operations at the close of business May 22, 2012. Since inception return reflects contingent deferred sales charge of 1%.

(4)
The Lipper Equity Income Funds Index includes the 30 largest equity income mutual funds tracked by Lipper, Inc. Returns include the reinvestment of distributions but do not consider sales charges. Performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

(5)	The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance and typically does not include fees and expenses.

The above referenced Indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

8	Oppenheimer SteelPath MLP Funds Annual Report

SCHEDULE OF INVESTMENTS
November 30, 2012

Oppenheimer SteelPath MLP Select 40 Fund

Description	Shares	Fair Value
Master Limited Partnership Shares — 104.9%
Coal — 3.1%
Alliance Holdings GP LP	284,275	$13,045,380
Alliance Resource Partners LP	277,788	15,797,803
PVR, Partners LP	105,929	2,551,830
Total Coal		31,395,013
Diversified — 11.5%
Enterprise Products Partners LP	968,125	50,177,919
ONEOK Partners LP	590,536	34,398,722
Williams Partners LP	668,899	34,053,648
Total Diversified		118,630,289
Exploration & Production — 1.4%
EV Energy Partners LP	144,543	8,773,760
Linn Energy LLC	141,897	5,623,378
Total Exploration & Production		14,397,138
Gathering/Processing — 19.4%
Access Midstream Partners LP	962,048	33,662,059
Compressco Partners LP	375,880	6,502,724
Crosstex Energy LP	380,724	5,741,318
DCP Midstream Partners LP	571,382	23,929,478
Exterran Partners LP	803,648	17,495,417
MarkWest Energy Partners LP	486,131	25,123,250
Regency Energy Partners LP	1,224,378	27,389,336
Summit Midstream Partners LP (1)	496,316	9,807,204
Targa Resources Partners LP	381,230	14,360,934
Western Gas Partners LP	713,611	34,938,395
Total Gathering/Processing		198,950,115
Natural Gas Pipelines — 18.8%
Boardwalk Pipeline Partners LP	996,370	25,696,382
El Paso Pipeline Partners LP	1,080,287	40,327,114
Energy Transfer Equity LP	876,564	39,857,365
Energy Transfer Partners LP	659,551	28,947,693
EQT Midstream Partners LP	130,532	4,009,943
Inergy Midstream LP	123,047	2,894,065
Spectra Energy Partners LP	950,178	28,305,803
TC Pipelines LP	542,505	22,617,034
Total Natural Gas Pipelines		192,655,399
Petroleum Transportation — 45.1%
Buckeye Partners LP	795,343	39,973,939
Delek Logistics Partners LP (1)	152,679	3,427,643
Enbridge Energy Partners LP	1,545,615	44,853,747
Genesis Energy LP	1,301,647	46,690,078
Global Partners LP	911,620	22,699,338
Holly Energy Partners LP	701,289	47,091,556
Magellan Midstream Partners LP	1,070,303	47,607,078
Martin Midstream Partners LP	217,392	6,700,022
MPLX LP (1)	135,059	3,897,803
NuStar Energy LP	821,918	37,676,721
NuStar GP Holdings LLC	828,671	23,186,215
Oiltanking Partners LP	449,737	16,667,253
Plains All American Pipeline LP	1,188,121	55,342,676
Sunoco Logistics Partners LP	905,738	$46,029,605
Tesoro Logistics LP	318,200	14,669,020
TransMontaigne Partners LP	190,120	6,602,868
Total Petroleum Transportation		463,115,562
Shipping — 5.6%
Golar LNG Partners LP	768,823	22,987,808
Seadrill Partners LLC (1)	28,252	742,180
Teekay LNG Partners LP	892,246	33,762,588
Total Shipping		57,492,576
Total Master Limited Partnership Shares
(identified cost $875,061,557)		1,076,636,092

Short-Term Investments — 1.2%
Money Market — 1.2%
Fidelity Treasury Portfolio, 0.010% (2)	11,983,180	11,983,180
Total Short-Term Investments
(identified cost $11,983,180)		11,983,180

Total Investments — 106.1%
(identified cost $887,044,737)		1,088,619,272
Liabilities In Excess of Other Assets — (6.1)%		(62,658,863)
Net Assets — 100.0%		$1,025,960,409

LLC — Limited Liability Company

LP — Limited Partnership

(1)	Non-income producing security.

(2)	Variable rate security; the coupon rate represents the rate at November 30, 2012.

See accompanying Notes to Financial Statements.

November 30, 2012	9

SCHEDULE OF INVESTMENTS
November 30, 2012

Oppenheimer SteelPath MLP Alpha Fund

Description	Shares	Fair Value
Master Limited Partnership Shares — 104.5%
Diversified — 19.9%
Enterprise Products Partners LP	1,342,632	$69,588,616
ONEOK Partners LP	839,928	48,925,806
Williams Partners LP	880,735	44,838,219
Total Diversified		163,352,641
Gathering/Processing — 11.7%
MarkWest Energy Partners LP	809,648	41,842,609
Regency Energy Partners LP	1,660,293	37,140,754
Western Gas Partners LP	349,152	17,094,482
Total Gathering/Processing		96,077,845
Natural Gas Pipelines — 20.3%
El Paso Pipeline Partners LP	1,520,181	56,748,357
Energy Transfer Equity LP	1,031,041	46,881,434
EQT Midstream Partners LP	104,830	3,220,378
Spectra Energy Partners LP	868,400	25,869,636
TC Pipelines LP	820,381	34,201,684
Total Natural Gas Pipelines		166,921,489
Petroleum Transportation — 52.5%
Buckeye Partners LP	586,557	29,480,355
Enbridge Energy Partners LP	1,458,593	42,328,369
Genesis Energy LP	1,481,330	53,135,307
Holly Energy Partners LP	783,312	52,599,401
Magellan Midstream Partners LP	1,016,609	45,218,768
MPLX LP (1)	236,238	6,817,829
NuStar Energy LP	885,523	40,592,374
Oiltanking Partners LP	115,614	4,284,655
Plains All American Pipeline LP	1,500,294	69,883,694
Sunoco Logistics Partners LP	990,851	50,355,048
Tesoro Logistics LP	484,848	22,351,493
TransMontaigne Partners LP	437,889	15,207,885
Total Petroleum Transportation		432,255,178
Shipping — 0.1%
Seadrill Partners LLC (1)	39,743	1,044,049
Total Master Limited Partnership Shares
(identified cost $693,957,005)		859,651,202

Short-Term Investments — 4.5%
Money Market — 4.5%
Fidelity Treasury Portfolio, 0.010% (2)	36,591,989	$36,591,989
Total Short-Term Investments
(identified cost $36,591,989)		36,591,989

Total Investments — 109.0%
(identified cost $730,548,994)		896,243,191
Liabilities In Excess of Other Assets — (9.0)%		(73,971,489)
Net Assets — 100.0%		$822,271,702

LLC — Limited Liability Company

LP — Limited Partnership

(1)	Non-income producing security.

(2)	Variable rate security; the coupon rate represents the rate at November 30, 2012.

See accompanying Notes to Financial Statements.

10	Oppenheimer SteelPath MLP Funds Annual Report

SCHEDULE OF INVESTMENTS
November 30, 2012

Oppenheimer SteelPath MLP Income Fund

Description	Shares	Fair Value
Master Limited Partnership Shares — 99.7%
Gathering/Processing — 20.4%
American Midstream Partners LP (1)	394,713	$6,414,086
Compressco Partners LP	404,997	7,006,448
Crosstex Energy LP	530,379	7,998,115
Exterran Partners LP	1,082,252	23,560,626
Regency Energy Partners LP	1,276,308	28,551,010
Southcross Energy Partners LP (1)	306,702	7,201,363
Summit Midstream Partners LP (1)	695,905	13,751,083
Targa Resources Partners LP	223,873	8,433,296
Total Gathering/Processing		102,916,027
Natural Gas Pipelines — 27.7%
Boardwalk Pipeline Partners LP	1,137,081	29,325,319
Energy Transfer Equity LP	419,281	19,064,707
Energy Transfer Partners LP	855,629	37,553,557
Inergy Midstream LP	1,423,398	33,478,321
TC Pipelines LP	495,302	20,649,140
Total Natural Gas Pipelines		140,071,044
Other — 1.0%
Hi-Crush Partners LP (1)	314,943	4,869,019
Petroleum Transportation — 41.4%
Buckeye Partners LP	617,464	31,033,741
Delek Logistics Partners LP (1)	52,142	1,170,588
Enbridge Energy Partners LP	1,172,605	34,028,997
Global Partners LP	1,041,706	25,938,479
Holly Energy Partners LP	463,786	31,143,230
Martin Midstream Partners LP	680,512	20,973,380
NuStar Energy LP	683,149	31,315,550
Plains All American Pipeline LP	356,876	16,623,284
TransMontaigne Partners LP	481,962	16,738,540
Total Petroleum Transportation		208,965,789
Propane — 2.8%
Amerigas Partners LP	122,190	4,971,911
Ferrellgas Partners LP	209,532	3,911,963
Suburban Propane Partners LP	131,839	5,193,138
Total Propane		14,077,012
Shipping — 6.4%
Seadrill Partners LLC (1)	22,248	584,455
Teekay LNG Partners LP	839,659	31,772,697
Total Shipping		32,357,152
Total Master Limited Partnership Shares
(identified cost $468,004,465)		503,256,043

Short-Term Investments — 3.2%
Money Market — 3.2%
Fidelity Treasury Portfolio, 0.010% (2)	16,391,469	$16,391,469
Total Short-Term Investments
(identified cost $16,391,469)		16,391,469

Total Investments — 102.9%
(identified cost $484,395,934)		519,647,512
Liabilities In Excess of Other Assets — (2.9)%		(14,858,395)
Net Assets — 100.0%		$504,789,117

LLC — Limited Liability Company

LP — Limited Partnership

(1)	Non-income producing security.

(2)	Variable rate security; the coupon rate represents the rate at November 30, 2012.

See accompanying Notes to Financial Statements.

November 30, 2012	11

SCHEDULE OF INVESTMENTS
November 30, 2012

Oppenheimer SteelPath MLP Alpha Plus Fund

Description	Shares	Fair Value
Master Limited Partnership Shares — 135.7%
Diversified — 25.8%
Enterprise Products Partners LP (1)	19,434	$1,007,264
ONEOK Partners LP (1)	12,151	707,796
Williams Partners LP (1)	12,572	640,041
Total Diversified		2,355,101
Gathering/Processing — 15.8%
MarkWest Energy Partners LP (1)	12,863	664,760
Regency Energy Partners LP (1)	23,938	535,493
Western Gas Partners LP (1)	4,887	239,267
Total Gathering/Processing		1,439,520
Natural Gas Pipelines — 25.7%
El Paso Pipeline Partners LP (1)	21,447	800,616
Energy Transfer Equity LP (1)	14,912	678,049
EQT Midstream Partners LP (1)	1,534	47,124
Spectra Energy Partners LP (1)	10,845	323,073
TC Pipelines LP (1)	11,858	494,360
Total Natural Gas Pipelines		2,343,222
Petroleum Transportation — 68.3%
Buckeye Partners LP (1)	8,470	425,702
Enbridge Energy Partners LP (1)	21,055	611,016
Genesis Energy LP (1)	21,400	767,618
Holly Energy Partners LP (1)	11,187	751,207
Magellan Midstream Partners LP (1)	14,619	650,253
MPLX LP (2)	3,415	98,557
NuStar Energy LP (1)	12,833	588,265
Oiltanking Partners LP (1)	1,680	62,261
Plains All American Pipeline LP (1)	21,637	1,007,852
Sunoco Logistics Partners LP (1)	14,223	722,813
Tesoro Logistics LP	7,010	323,161
TransMontaigne Partners LP (1)	6,358	220,813
Total Petroleum Transportation		6,229,518
Shipping — 0.1%
Seadrill Partners LLC (2)	589	$15,473
Total Master Limited Partnership Shares
(identified cost $12,109,836)		12,382,834

Total Investments — 135.7%
(identified cost $12,109,836)		12,382,834
Liabilities In Excess of Other Assets — (35.7)%		(3,260,211)
Net Assets — 100.0%		$9,122,623

LLC — Limited Liability Company

LP — Limited Partnership

(1)
As of November 30, 2012, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $8,222,472 as of November 30, 2012. The loan agreement requires continuous collateral whether the loan has a balance or not. See Note 6 to the financial statements.

(2)	Non-income producing security.

See accompanying Notes to Financial Statements.

12	Oppenheimer SteelPath MLP Funds Annual Report

STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2012

Oppenheimer SteelPath MLP Funds

	Oppenheimer SteelPath MLP Select 40 Fund	Oppenheimer SteelPath MLP Alpha Fund	Oppenheimer SteelPath MLP Income Fund	Oppenheimer SteelPath MLP Alpha Plus Fund*
Assets:
Investment securities:
At acquisition cost	$887,044,737	$730,548,994	$484,395,934	$12,109,836
At fair value	$1,088,619,272	$896,243,191	$519,647,512	$12,382,834
Cash	—	—	—	193,999
Deferred tax asset	25,631,073	22,193,371	4,536,061	42,528
Dividends receivable	123	263	109	—
Receivable for investments sold	—	—	—	185,071
Receivable for capital stock sold	3,095,297	1,281,017	1,817,085	—
Prepaid expenses	241,771	181,006	101,335	23,253
Total assets	1,117,587,536	919,898,848	526,102,102	12,827,685

Liabilities:
Interest expense payable	—	—	—	528
Payable for capital stock redeemed	606,165	11,622,314	2,644,625	4,764
Payable for investments purchased	2,159,265	11,520,412	—	358,217
Deferred tax liability	88,188,477	73,690,328	18,172,144	92,130
Payable to Advisor	390,227	559,042	193,928	15,908
Payable for 12b-1 fees, Class A	36,907	32,973	93,073	1,444
Payable for 12b-1 fees, Class C	1,441	970	2,367	37
Line of Credit	—	—	—	3,161,204
Other liabilities	244,645	201,107	206,848	70,830
Total liabilities	91,627,127	97,627,146	21,312,985	3,705,062
Total Net Assets	$1,025,960,409	$822,271,702	$504,789,117	$9,122,623

Net Assets Consist of:
Paid-in capital	$919,443,746	$734,587,692	$484,433,045	$9,038,886
Undistributed net investment loss, net of deferred taxes	(8,084,610)	(9,446,628)	(5,301,455)	(42,206)
Accumulated undistributed net realized gains/(losses) on investments, net of deferred taxes	(12,302,264)	(7,163,324)	3,413,480	(45,500)
Net unrealized appreciation on investments, net of deferred taxes	126,903,537	104,293,962	22,244,047	171,443
Total Net Assets	$1,025,960,409	$822,271,702	$504,789,117	$9,122,623

Net Asset Value, Offering Price and Redemption Proceeds Per Share ($0.001 Par Value, Unlimited Shares Authorized)
Class A Shares:
Net asset value and redemption proceeds per share	$10.67	$10.70	$9.83	$9.93
Offering price per share**	$11.32	$11.35	$10.43	$10.54
Class C Shares:
Net asset value, offering price and redemption proceeds per share	$10.64	$10.64	$9.75	$9.91
Class I Shares:
Net asset value, offering price and redemption proceeds per share	$10.77	$10.78	$9.89	$9.96
Class Y Shares:
Net asset value, offering price and redemption proceeds per share	$10.77	$—	$—	$—

Net Assets:
Class A shares	$207,630,613	$193,974,153	$333,543,569	$6,915,159
Class C shares	23,371,841	14,593,091	36,764,228	603,908
Class I shares	733,081,962	613,704,458	134,481,320	1,603,556
Class Y shares	61,875,993	—	—	—
Total Net Assets	$1,025,960,409	$822,271,702	$504,789,117	$9,122,623

Shares Outstanding:
Class A shares	19,454,313	18,132,280	33,937,701	696,209
Class C shares	2,196,608	1,371,249	3,771,306	60,966
Class I shares	68,048,119	56,918,796	13,592,888	160,991
Class Y shares	5,743,729	—	—	—
Total Shares Outstanding	95,442,769	76,422,325	51,301,895	918,166

*	Fund commenced operations on the close of business on December 30, 2011.
**	Computation of offering price per share 100/94.25 of net asset value.

See accompanying Notes to Financial Statements.

November 30, 2012	13

STATEMENTS OF OPERATIONS
For the Year/Period Ended November 30, 2012

Oppenheimer SteelPath MLP Funds

	Oppenheimer SteelPath MLP Select 40 Fund	Oppenheimer SteelPath MLP Alpha Fund	Oppenheimer SteelPath MLP Income Fund	Oppenheimer SteelPath MLP Alpha Plus Fund*
Investment Income:
Distributions from Master Limited Partnerships	$56,796,079	$41,779,645	$30,456,837	$235,815
Less: return of capital on distributions	(56,796,079)	(41,779,645)	(30,456,837)	(235,815)
Dividend income	622,584	4,087	2,187	—
Total investment income	622,584	4,087	2,187	—

Expenses:
Investment advisory fee	6,232,786	7,696,799	3,859,246	33,580
Administrative fees	722,132	630,882	485,359	54,664
12b-1 fees, Class A	448,493	395,394	668,935	4,068
Transfer agent fees	246,658	171,426	288,270	51,250
Legal, auditing, and other professional fees	237,379	224,266	183,465	51,120
Registration fees	187,419	160,333	137,325	71,611
12b-1 fees, Class C	116,240	52,578	161,070	2,029
Custody fees	69,684	57,218	43,345	14,500
Trustees' fees	60,700	60,700	60,700	45,450
Printing and postage	60,064	60,083	50,406	21,250
Insurance premiums	37,650	27,078	15,920	56
CCO fees	16,889	16,889	16,889	14,667
Miscellaneous	19,741	15,649	11,220	5,076
Total expenses, before waivers	8,455,835	9,569,295	5,982,150	369,321
Less expense waivers	(322,719)	(374,961)	(683,544)	(316,212)
Net expenses, before interest on Line of Credit and deferred taxes	8,133,116	9,194,334	5,298,606	53,109
Interest expense on Line of Credit	—	—	—	14,098
Net expenses, before deferred taxes	8,133,116	9,194,334	5,298,606	67,207

Net investment loss, before deferred taxes	(7,510,532)	(9,190,247)	(5,296,419)	(67,207)
Deferred tax benefit	2,537,665	3,231,882	1,837,141	25,001
Net investment loss, net of deferred taxes	(4,972,867)	(5,958,365)	(3,459,278)	(42,206)

Net Realized and Unrealized Gains/(Losses) on Investments:
Net Realized Gains/(Losses)
Investments	(17,899,447)	(13,630,283)	10,668,530	(72,452)
Deferred tax benefit/(expense)	6,829,277	5,193,992	(3,835,564)	26,952
Net realized gains/(losses), net of deferred taxes	(11,070,170)	(8,436,291)	6,832,966	(45,500)

Net Change in Unrealized Appreciation/(Depreciation)
Investments	126,988,664	128,914,908	17,439,666	272,998
Deferred tax expense	(46,613,578)	(47,515,360)	(6,258,750)	(101,555)
Net change in unrealized appreciation, net of deferred taxes	80,375,086	81,399,548	11,180,916	171,443

Net realized and unrealized gains on investments, net of deferred taxes	69,304,916	72,963,257	18,013,882	125,943

Change in net assets resulting from operations	$64,332,049	$67,004,892	$14,554,604	$83,737

*	Fund commenced operations on the close of business on December 30, 2011.

See accompanying Notes to Financial Statements.

14	Oppenheimer SteelPath MLP Funds Annual Report

STATEMENTS OF CHANGES IN NET ASSETS

Oppenheimer SteelPath MLP Funds

	Oppenheimer SteelPath MLP Select 40 Fund		Oppenheimer SteelPath MLP Alpha Fund
	For the Year Ended November 30, 2012	For the Year Ended November 30, 2011	For the Year Ended November 30, 2012	For the Year Ended November 30, 2011
Increase (Decrease) in Net Assets
Operations:
Net investment loss, net of deferred taxes	$(4,972,867)	$(2,802,108)	$(5,958,365)	$(3,101,216)
Net realized gains/(losses) on investments, net of deferred taxes	(11,070,170)	(1,359,063)	(8,436,291)	1,416,368
Net change in unrealized appreciation on investments, net of deferred taxes	80,375,086	24,191,728	81,399,548	8,895,045
Change in net assets resulting from operations	64,332,049	20,030,557	67,004,892	7,210,197

Distributions to Shareholders:
Distributions to shareholders from return of capital:
Class A shares	(12,188,081)	(5,094,158)	(10,633,996)	(3,992,751)
Class C shares	(829,755)	(31,821)	(395,950)	(3,466)
Class I shares	(41,805,855)	(22,839,711)	(34,503,821)	(22,703,858)
Class Y shares	(4,411,514)	(5,455,860)	—	—
Change in net assets resulting from distributions to shareholders	(59,235,205)	(33,421,550)	(45,533,767)	(26,700,075)

Capital Share Transactions:
Class A
Shares sold	154,256,008	88,843,761	135,025,877	102,233,663
Shares issued for reinvestment of distributions	11,308,597	4,784,179	9,364,190	3,399,959
Shares redeemed	(72,254,604)	(21,890,675)	(63,074,653)	(27,710,127)
Net increase	93,310,001	71,737,265	81,315,414	77,923,495

Class C
Shares sold	22,034,118	2,861,390	14,178,221	311,945
Shares issued for reinvestment of distributions	593,520	16,178	316,251	1,676
Shares redeemed	(1,991,350)	(17,352)	(245,331)	—
Net increase	20,636,288	2,860,216	14,249,141	313,621

Class I
Shares sold	372,088,606	324,932,937	250,145,996	367,669,736
Shares issued for reinvestment of distributions	37,790,243	18,189,109	30,276,817	21,187,525
Shares redeemed	(136,231,551)	(63,879,658)	(136,078,328)	(86,890,001)
Net increase	273,647,298	279,242,388	144,344,485	301,967,260

Class Y
Shares sold	14,126,950	18,414,339	—	—
Shares issued for reinvestment of distributions	3,879,652	5,286,443	—	—
Shares redeemed	(47,126,254)	(29,625,086)	—	—
Net decrease	(29,119,652)	(5,924,304)	—	—
Change in net assets resulting from capital share transactions	358,473,935	347,915,565	239,909,040	380,204,376
Change in net assets	363,570,779	334,524,572	261,380,165	360,714,498

Net Assets:
Beginning of year	662,389,630	327,865,058	560,891,537	200,177,039
End of year	$1,025,960,409	$662,389,630	$822,271,702	$560,891,537

Undistributed net investment loss, net of deferred taxes	$(8,084,610)	$(3,335,528)	$(9,446,628)	$(3,634,763)

See accompanying Notes to Financial Statements.

November 30, 2012	15

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Oppenheimer SteelPath MLP Funds

	Oppenheimer SteelPath MLP Select 40 Fund		Oppenheimer SteelPath MLP Alpha Fund
	For the Year Ended November 30, 2012	For the Year Ended November 30, 2011	For the Year Ended November 30, 2012	For the Year Ended November 30, 2011
Transactions in Shares:
Class A
Shares sold	14,257,403	8,249,610	12,749,078	9,809,925
Shares reinvested	1,056,178	450,461	881,562	325,145
Shares redeemed	(6,744,059)	(2,056,342)	(5,948,491)	(2,629,370)
Net increase	8,569,522	6,643,729	7,682,149	7,505,700

Class C
Shares sold	2,050,660	273,663	1,334,147	30,209
Shares reinvested	55,707	1,526	29,918	161
Shares redeemed	(183,301)	(1,647)	(23,186)	—
Net Increase	1,923,066	273,542	1,340,879	30,370

Class I
Shares sold	34,325,767	29,909,699	23,419,979	34,004,107
Shares reinvested	3,502,960	1,700,149	2,829,783	2,017,337
Shares redeemed	(12,632,031)	(6,034,881)	(12,695,143)	(8,374,618)
Net increase	25,196,696	25,574,967	13,554,619	27,646,826

Class Y
Shares sold	1,297,061	1,711,481	—	—
Shares reinvested	358,295	492,370	—	—
Shares redeemed	(4,311,082)	(2,711,194)	—	—
Net decrease	(2,655,726)	(507,343)	—	—
Net increase from transactions in shares	33,033,558	31,984,895	22,577,647	35,182,896

See accompanying Notes to Financial Statements.

16	Oppenheimer SteelPath MLP Funds Annual Report

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Oppenheimer SteelPath MLP Funds

	Oppenheimer SteelPath MLP Income Fund		Oppenheimer SteelPath MLP Alpha Plus Fund
	For the Year Ended November 30, 2012	For the Year Ended November 30, 2011	For the Period Ended November 30, 2012*
Increase (Decrease) in Net Assets
Operations:
Net investment loss, net of deferred taxes	$(3,459,278)	$(1,643,402)	$(42,206)
Net realized gains/(losses) on investments, net of deferred taxes	6,832,966	(514,420)	(45,500)
Net change in unrealized appreciation on investments, net of deferred taxes	11,180,916	786,203	171,443
Change in net assets resulting from operations	14,554,604	(1,371,619)	83,737

Distributions to Shareholders:
Distributions to shareholders from return of capital:
Class A shares	(18,950,153)	(9,881,870)	(118,634)
Class C shares	(1,256,275)	(39,741)	(15,486)
Class I shares	(8,487,035)	(6,593,570)	(59,951)
Distributions to shareholders from return of capital	(28,693,463)	(16,515,181)	(194,071)

Distributions to shareholders from income:
Class A shares	(2,089,209)	—	—
Class C shares	(138,501)	—	—
Class I shares	(935,675)	—	—
Distributions to shareholders from income	(3,163,385)	—	—
Change in net assets resulting from distributions to shareholders	(31,856,848)	(16,515,181)	(194,071)

Capital Share Transactions:
Class A
Shares sold	273,658,796	169,059,992	7,634,170
Shares issued for reinvestment of distributions	15,375,061	7,320,977	115,630
Shares redeemed	(115,908,389)	(51,378,677)	(791,773)
Net increase	173,125,468	125,002,292	6,958,027

Class C
Shares sold	35,251,238	2,808,325	580,917
Shares issued for reinvestment of distributions	888,711	27,791	15,321
Shares redeemed	(843,880)	—	(6,672)
Net increase	35,296,069	2,836,116	589,566

Class I
Shares sold	105,610,038	54,673,813	2,866,970
Shares issued for reinvestment of distributions	8,372,978	5,490,034	59,951
Shares redeemed	(59,701,957)	(37,558,617)	(1,241,557)
Net increase	54,281,059	22,605,230	1,685,364
Change in net assets resulting from capital share transactions	262,702,596	150,443,638	9,232,957
Change in net assets	245,400,352	132,556,838	9,122,623

Net Assets:
Beginning of year	259,388,765	126,831,927	—
End of year	$504,789,117	$259,388,765	$9,122,623

Undistributed net investment loss, net of deferred taxes	$(5,301,455)	$(1,936,598)	$(42,206)

*	Fund commenced operations on the close of business on December 30, 2011.

See accompanying Notes to Financial Statements.

November 30, 2012	17

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Oppenheimer SteelPath MLP Funds

	Oppenheimer SteelPath MLP Income Fund		Oppenheimer SteelPath MLP Alpha Plus Fund
	For the Year Ended November 30, 2012	For the Year Ended November 30, 2011	For the Period Ended November 30, 2012*
Transactions in Shares:
Class A
Shares sold	26,838,018	15,824,526	763,735
Shares reinvested	1,518,859	699,339	11,706
Shares redeemed	(11,394,240)	(4,948,478)	(79,232)
Net increase	16,962,637	11,575,387	696,209

Class C
Shares sold	3,488,506	276,187	60,112
Shares reinvested	88,955	2,751	1,554
Shares redeemed	(85,093)	—	(700)
Net Increase	3,492,368	278,938	60,966

Class I
Shares sold	10,275,296	5,071,966	283,356
Shares reinvested	821,796	518,056	6,079
Shares redeemed	(5,810,968)	(3,591,120)	(128,444)
Net increase	5,286,124	1,998,902	160,991
Net increase from transactions in shares	25,741,129	13,853,227	918,166

*	Fund commenced operations on the close of business on December 30, 2011.

See accompanying Notes to Financial Statements.

18	Oppenheimer SteelPath MLP Funds Annual Report

STATEMENT OF CASH FLOWS
For the Period Ended November 30, 2012*

Oppenheimer SteelPath MLP Alpha Plus Fund

Cash flows from operating activities
Net increase in net assets resulting from operations	$83,737
Non cash items included in operations:
Deferred income taxes	49,602
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of long-term portfolio investments	(15,470,692)
Sales of long-term portfolio investments	3,052,589
Return of capital on distributions from Master Limited Partnerships	235,815
Increase in receivable for investments sold	(185,071)
Increase in prepaid expenses	(23,253)
Increase in payable to Advisor	15,908
Increase in payable for capital stock redeemed	4,764
Increase in payable for investments purchased	358,217
Increase in other liabilities	70,830
Increase in payable for 12b-1 fees, Class A	1,444
Increase in payable for 12b-1 fees, Class C	37
Increase in interest expense payable	528
Net realized loss on investments	72,452
Net change in accumulated unrealized appreciation on investments	(272,998)

Net cash used in operating activities	(12,006,091)

Cash flows from financing activities
Proceeds from shares sold	11,082,057
Payment of shares redeemed	(2,040,002)
Distributions paid to shareholders, net of reinvestments	(3,169)
Net increase in line of credit	3,161,204

Net cash provided by financing activities	12,200,090

Net change in cash	193,999

Cash at beginning of period	—

Cash at end of period	$193,999

Supplemental disclosure of cash flow information:

Cash paid on interest of $13,570

Non-cash financing activities not included consist of reinvestment of dividends and distributions of $190,902.

*	Fund commenced operations on the close of business on December 30, 2011.

See accompanying Notes to Financial Statements.

November 30, 2012	19

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

Oppenheimer SteelPath MLP Funds

		Income From Operations:				Distributions From:
	Net Asset Value, Beginning of Year/Period	Net investment income/(loss)(1)	Return of Capital(1)	Net Realized and Unrealized Gains (losses)(2)	Increase (Decrease) from Operations	Return of Capital	Total Distributions	Net Asset Value, End of Year	Total Return(3)(10)
Oppenheimer SteelPath Select 40 Fund
Class A Shares
For the year ended
11/30/2012	$10.56	(0.07)	0.43	0.46	0.82	(0.71)	(0.71)	$10.67	7.87%
11/30/2011	$10.74	(0.07)	0.44	0.14	0.51	(0.69)	(0.69)	$10.56	4.85%
For the period from
3/31/2010 - 11/30/2010 (6)	$10.00	(0.03)	0.30	0.96	1.23	(0.49)	(0.49)	$10.74	12.63%
Class C Shares
For the year ended
11/30/2012	$10.58	(0.12)	0.46	0.43	0.77	(0.71)	(0.71)	$10.64	7.36%
For the period from
7/14/2011 - 11/30/2011 (7)	$10.90	(0.05)	0.22	(0.14)	0.03	(0.35)	(0.35)	$10.58	0.33%
Class I Shares
For the year ended
11/30/2012	$10.63	(0.06)	0.44	0.47	0.85	(0.71)	(0.71)	$10.77	8.11%
11/30/2011	$10.78	(0.06)	0.43	0.17	0.54	(0.69)	(0.69)	$10.63	5.12%
For the period from
3/31/2010 - 11/30/2010 (6)	$10.00	(0.02)	0.30	0.99	1.27	(0.49)	(0.49)	$10.78	13.04%
Class Y Shares
For the year ended
11/30/2012	$10.62	(0.05)	0.41	0.50	0.86	(0.71)	(0.71)	$10.77	8.21%
11/30/2011	$10.78	(0.06)	0.41	0.18	0.53	(0.69)	(0.69)	$10.62	5.02%
For the period from
3/31/2010 - 11/30/2010 (6)	$10.00	(0.02)	0.27	1.02	1.27	(0.49)	(0.49)	$10.78	13.04%

Oppenheimer SteelPath Alpha Fund
Class A Shares
For the year ended
11/30/2012	$10.38	(0.10)	0.41	0.70	1.01	(0.69)	(0.69)	$10.70	9.93%
11/30/2011	$10.71	(0.10)	0.43	0.02	0.35	(0.68)	(0.68)	$10.38	3.32%
For the period from
3/31/2010 - 11/30/2010 (6)	$10.00	(0.05)	0.28	0.97	1.20	(0.49)	(0.49)	$10.71	12.24%
Class C Shares
For the year ended
11/30/2012	$10.40	(0.15)	0.44	0.64	0.93	(0.69)	(0.69)	$10.64	9.12%
For the period from
8/25/2011 - 11/30/2011 (8)	$10.05	(0.04)	0.14	0.42	0.52	(0.17)	(0.17)	$10.40	5.19%
Class I Shares
For the year ended
11/30/2012	$10.43	(0.09)	0.40	0.73	1.04	(0.69)	(0.69)	$10.78	10.18%
11/30/2011	$10.73	(0.08)	0.42	0.04	0.38	(0.68)	(0.68)	$10.43	3.60%
For the period from
3/31/2010 - 11/30/2010 (6)	$10.00	(0.04)	0.27	0.99	1.22	(0.49)	(0.49)	$10.73	12.44%

(1)	Calculated based on average shares outstanding during the period.

(2)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statements of Operations due to the fluctuation in share transactions this period.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of Fund distributions.

(4)	Deferred tax expense estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.

(5)	Deferred tax benefit for the ratio calculation is derived from net investment income/loss only.

(6)	The net asset value for the beginning of the period close of business March 31, 2010 (Commencement of Operations) through November 30, 2010 represents the initial contribution per share of $10.

(7)	Class C Shares commenced operations at the close of business July 14, 2011.

(8)	Class C Shares commenced operations at the close of business August 25, 2011.

(9)	Annualized for less than full periods.

(10)	Not annualized for less than full periods.

See accompanying Notes to Financial Statements.

20	Oppenheimer SteelPath MLP Funds Annual Report

FINANCIAL HIGHLIGHTS

Oppenheimer SteelPath MLP Funds (Continued)

Ratio of Expenses to Average Net Assets:						Ratio of Investment Loss to Average Net Assets:
Net Assets, End of Year (000's)	Before Waivers and Income Tax Expense(9)	Expense Waiver(9)	Net of Waivers and Before Income Tax Expense(9)	Deferred Tax Expense(4)(9)	Total Expense(9)	Before Waivers and Income Tax Expense(9)	Expense Waiver(9)	Net of Waivers and Before Income Tax Expense(9)	Deferred Tax Benefit(5)(9)	Net Investment Loss(9)	Portfolio Turnover Rate(10)

$207,631	1.14%	(0.04%)	1.10%	4.14%	5.24%	(1.07%)	(0.04%)	(1.03%)	0.35%	(0.68%)	11%
$114,930	1.23%	(0.13%)	1.10%	1.94%	3.04%	(1.23%)	(0.13%)	(1.10%)	0.41%	(0.69%)	10%

$45,575	1.45%	(0.35%)	1.10%	14.65%	15.75%	(1.08%)	(0.35%)	(0.73%)	0.29%	(0.44%)	15%

$23,372	2.04%	(0.19%)	1.85%	3.88%	5.73%	(1.96%)	(0.19%)	(1.77%)	0.63%	(1.14%)	11%

$2,895	4.29%	(2.44%)	1.85%	0.82%	2.67%	(4.29%)	(2.44%)	(1.85%)	0.69%	(1.16%)	10%

$733,082	0.88%	(0.03%)	0.85%	4.20%	5.05%	(0.81%)	(0.03%)	(0.78%)	0.26%	(0.52%)	11%
$455,321	0.97%	(0.12%)	0.85%	2.18%	3.03%	(0.97%)	(0.12%)	(0.85%)	0.31%	(0.54%)	10%

$186,270	1.52%	(0.71%)	0.81%	14.52%	15.33%	(1.19%)	(0.71%)	(0.48%)	0.19%	(0.29%)	15%

$61,876	0.90%	(0.05%)	0.85%	4.18%	5.03%	(0.83%)	(0.05%)	(0.78%)	0.26%	(0.52%)	11%
$89,244	0.97%	(0.12%)	0.85%	1.88%	2.73%	(0.96%)	(0.12%)	(0.84%)	0.31%	(0.53%)	10%

$96,020	1.11%	(0.26%)	0.85%	15.06%	15.91%	(0.76%)	(0.26%)	(0.50%)	0.20%	(0.30%)	15%

$193,974	1.58%	(0.08%)	1.50%	5.55%	7.05%	(1.57%)	(0.08%)	(1.49%)	0.53%	(0.96%)	15%
$108,422	1.67%	(0.17%)	1.50%	1.68%	3.18%	(1.67%)	(0.17%)	(1.50%)	0.56%	(0.94%)	14%

$31,525	1.94%	(0.44%)	1.50%	12.93%	14.43%	(1.59%)	(0.44%)	(1.15%)	0.46%	(0.69%)	7%

$14,593	2.63%	(0.38%)	2.25%	5.29%	7.54%	(2.63%)	(0.38%)	(2.25%)	0.81%	(1.44%)	15%

$316	22.80%	(20.55%)	2.25%	12.37%	14.62%	(22.80%)	(20.55%)	(2.25%)	0.84%	(1.41%)	14%

$613,704	1.29%	(0.04%)	1.25%	5.60%	6.85%	(1.29%)	(0.04%)	(1.25%)	0.44%	(0.81%)	15%
$452,154	1.37%	(0.12%)	1.25%	0.75%	2.00%	(1.37%)	(0.12%)	(1.25%)	0.46%	(0.79%)	14%

$168,652	1.54%	(0.29%)	1.25%	13.14%	14.39%	(1.20%)	(0.29%)	(0.91%)	0.36%	(0.55%)	7%

See accompanying Notes to Financial Statements.

November 30, 2012	21

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

Oppenheimer SteelPath MLP Funds

		Income From Operations:				Distributions From:
	Net Asset Value, Beginning of Year/Period	Net investment income/(loss)(1)	Return of Capital(1)	Net Realized and Unrealized Gains (losses)(2)	Increase (Decrease) from Operations	Return of Capital	Income	Total Distributions	Net Asset Value, End of Year	Total Return (3)(12)
Oppenheimer SteelPath Income Fund
Class A Shares
For the year ended
11/30/2012	$10.14	(0.09)	0.48	0.08	0.47	(0.70)	(0.08)	(0.78)	$9.83	4.61%
11/30/2011	$10.83	(0.09)	0.47	(0.24)	0.14	(0.83)	—	(0.83)	$10.14	1.27%
For the period from
3/31/2010 - 11/30/2010 (6)	$10.00	(0.04)	0.31	1.00	1.27	(0.44)	—	(0.44)	$10.83	13.10%
Class C Shares
For the year ended
11/30/2012	$10.13	(0.13)	0.51	0.02	0.40	(0.70)	(0.08)	(0.78)	$9.75	3.89%
For the period from
6/10/2011 - 11/30/2011 (7)	$10.66	(0.06)	0.26	(0.34)	(0.14)	(0.39)	—	(0.39)	$10.13	(1.31%)
Class I Shares
For the year ended
11/30/2012	$10.17	(0.07)	0.49	0.08	0.50	(0.70)	(0.08)	(0.78)	$9.89	4.89%
11/30/2011	$10.84	(0.08)	0.47	(0.23)	0.16	(0.83)	—	(0.83)	$10.17	1.46%
For the period from
3/31/2010 - 11/30/2010 (6)	$10.00	(0.03)	0.29	1.02	1.28	(0.44)	—	(0.44)	$10.84	13.20%

Oppenheimer SteelPath Alpha Plus Fund
Class A Shares
For the period from
2/6/2012 - 11/30/2012 (8)	$10.14	(0.14)	0.46	0.12	0.44	(0.65)	—	(0.65)	$9.93	4.56%
Class C Shares
For the period from
5/22/2012 -11/30/2012 (9)	$9.45	(0.11)	0.28	0.62	0.79	(0.33)	—	(0.33)	$9.91	8.39%
Class I Shares
For the period from
12/30/2011 - 11/30/2012 (10)	$10.00	(0.12)	0.48	0.25	0.61	(0.65)	—	(0.65)	$9.96	6.33%

(1)	Calculated based on average shares outstanding during the period.

(2)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statements of Operations due to the fluctuation in share transactions this period.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of Fund distributions.

(4)	Deferred tax expense/(benefit) estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.

(5)	Deferred tax benefit for the ratio calculation is derived from net investment income/loss only.

(6)	The net asset value for the beginning of the period close of business March 31, 2010 (Commencement of Operations) through November 30, 2010 represents the initial contribution per share of $10.

(7)	Class C Shares commenced operations at the close of business June 10, 2011.

(8)	Class A Shares commenced operations at the close of business February 6, 2012.

(9)	Class C Shares commenced operations at the close of business May 22, 2012.

(10)	The net asset value for the beginning of the period close of business December 30, 2011 (Commencement of Operations) through November 30, 2012 represents the initial contribution per share of $10.

(11)	Annualized for less than full periods.

(12)	Not annualized for less than full periods.

(13)	Includes interest expense. Without interest expense, the net expense ratios would be 2.00%, 2.75%, and 1.75% for Class A, C, and I respectively.

See accompanying Notes to Financial Statements.

22	Oppenheimer SteelPath MLP Funds Annual Report

FINANCIAL HIGHLIGHTS

Oppenheimer SteelPath MLP Funds (Continued)

Ratio of Expenses to Average Net Assets:							Ratio of Investment Loss to Average Net Assets:
Net Assets, End of Year (000's)	Before Waivers and Income Tax Expense(11)	Expense Waiver(11)	Net of Waivers and Before Income Tax Expense(11)		Deferred Tax (Benefit)/ Expense(4)(11)	Total Expenses(11)	Before Waivers and Income Tax Expense(11)	Expense Waiver(11)	Net of Waivers and Before Income Tax Expense(11)	Deferred Tax Benefit(5)(11)	Net Investment Loss(11)	Portfolio Turnover Rate(12)

$333,544	1.51%	(0.16%)	1.35%		2.02%	3.37%	(1.51%)	(0.16%)	(1.35%)	0.47%	(0.88%)	29%
$172,056	1.62%	(0.27%)	1.35%		(0.77%)	0.58%	(1.61%)	(0.27%)	(1.34%)	0.50%	(0.84%)	24%

$58,464	1.93%	(0.58%)	1.35%		17.05%	18.40%	(1.54%)	(0.58%)	(0.96%)	0.39%	(0.57%)	15%

$36,764	2.37%	(0.27%)	2.10%		1.78%	3.88%	(2.37%)	(0.27%)	(2.10%)	0.75%	(1.35%)	29%

$2,826	4.44%	(2.34%)	2.10%		(1.31%)	0.79%	(4.44%)	(2.34%)	(2.10%)	0.79%	(1.31%)	24%

$134,481	1.27%	(0.17%)	1.10%		2.10%	3.20%	(1.27%)	(0.17%)	(1.10%)	0.38%	(0.72%)	29%
$84,506	1.37%	(0.27%)	1.10%		(0.65%)	0.45%	(1.37%)	(0.27%)	(1.10%)	0.41%	(0.69%)	24%

$68,368	1.62%	(0.52%)	1.10%		17.22%	18.32%	(1.24%)	(0.52%)	(0.72%)	0.29%	(0.43%)	15%

$6,915	9.02%	(6.42%)	2.60	%(13)	4.04%	6.64%	(9.02%)	(6.42%)	(2.60%)	0.97%	(1.63%)	69%

$604	11.88%	(8.57%)	3.31	%(13)	4.16%	7.47%	(11.88%)	(8.57%)	(3.31%)	1.23%	(2.08%)	69%

$1,604	24.82%	(22.71%)	2.11	%(13)	(2.88%)	(0.77%)	(24.82%)	(22.71%)	(2.11%)	0.79%	(1.32%)	69%

See accompanying Notes to Financial Statements.

November 30, 2012	23

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2012

1. Organization

SteelPath MLP Funds Trust (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on December 1, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of November 30, 2012, the Trust offered shares of five series, each of which has different and distinct investment objectives and policies. The financial statements for four of the five series are included in this report. They are the Oppenheimer SteelPath MLP Select 40 Fund (the “Select 40 Fund”), Oppenheimer SteelPath MLP Alpha Fund (the “Alpha Fund”), Oppenheimer SteelPath MLP Income Fund (the “Income Fund”), and the Oppenheimer SteelPath MLP Alpha Plus Fund (the “Alpha Plus Fund”), individually a “Fund,” collectively the “Funds,” formerly known as SteelPath MLP Select 40 Fund, SteelPath MLP Alpha Fund, SteelPath MLP Income Fund, and SteelPath MLP Alpha Plus Fund, respectively. The financial statements for the Oppenheimer SteelPath MLP and Infrastructure Debt Fund are included in a separate report. The Select 40 Fund, Income Fund and the Alpha Fund commenced operations at the close of business March 31, 2010, and the Alpha Plus Fund commenced operations at the close of business December 30, 2011. The Funds offer multiple classes of shares which generally differ in their respective sales charges and distribution and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class, without distinction between share classes. Expenses attributable to a particular class of shares, such as distribution fees, are allocated directly to that class.

Class A Shares of the Funds are subject to an initial sales charge imposed at the time of purchase, in accordance with its prospectus. The maximum sales charge is 5.75% of the offering price or 6.10% of the net asset value. Class A Shares pay an annual Rule 12b-1 fee of 0.25%. Class C Shares are not subject to an initial sales charge, but instead are subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase. Class C Shares pay an annual Rule 12b-1 fee of 1.00%. Class I Shares and Class Y Shares are not subject to either an initial sales charge, or a contingent deferred sales charge and do not pay a 12b-1 fee.

The investment objective of the Select 40 Fund is to provide investors long-term capital appreciation and attractive levels of current income through diversified exposure to the energy infrastructure Master Limited Partnership (“MLP’’) asset class. The investment objective of the Alpha Fund is to provide investors with a concentrated portfolio of energy infrastructure MLP’s to provide substantial long-term capital appreciation through distribution growth and an attractive level of current income. The investment objective of the Income Fund is to generate a high level of inflation-protected current income, primarily through investments in the larger, more liquid energy MLP’s. The investment objective of the Alpha Plus Fund is to provide investors with capital appreciation and, as a secondary objective, current income.

Each Fund, except for Select 40 Fund, is non-diversified, as that term is defined in the 1940 Act.

2. Accounting Policies:

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates. In the normal course of business, the Funds have entered into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Investment Valuation:

Securities are valued at market value as of the close of trading on each business day when the New York Stock Exchange (“NYSE”) is open. Securities, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. If a last sales price is not reported by the principal exchange on which a security is traded, a security will be valued at the mean of the last bid and ask price. Over the counter options are valued based on the last sales price. If there is no trading of a security,

24	Oppenheimer SteelPath MLP Funds Annual Report

NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2012

the mean of the last bid prices obtained from two or more broker-dealers will be used, unless there is only one broker-dealer, in which case that dealer’s last bid price will be used. Exchange traded options on securities and indices generally will be valued at their last sales price or, if no last sales price is available, at their last bid price.

Futures contracts will be valued based upon the last sales price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions on a given day, the mean of the last bid and asked price. Swaps and other privately negotiated agreements will be valued pursuant to a valuation model approved by the Board, by an independent pricing service or prices supplied by the counterparty, which in turn are based on the market prices or fair values of the securities underlying the agreement.

Fixed income securities with maturities greater than 60 days will be valued based on prices received from an independent pricing service. Short-term fixed income securities with maturities of 60 days or less will be valued at amortized cost. If the Board of Trustees (the “Board”) determines that the amortized cost method does not represent the fair value of the short-term debt instrument, the investment will be valued at fair value as determined by procedures as adopted by the Board.

Pursuant to procedures adopted by the Board, the Advisor’s Valuation Committee will determine the fair value of a Fund’s securities when price quotations or valuations are not readily available, readily available price quotations are valuations that are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities. A “significant event” is one that occurred prior to the Fund’s valuation time, is not reflected in the most recent market price of a security, and will affect the value of a security. Generally, a security will be fair valued when trading in the security has been halted, a market price is not available from either a pricing service or a broker or a price has become stale.

Fair value pricing is intended to result in a more accurate determination of a Fund’s net asset value and should reduce the potential for stale pricing arbitrage opportunities in a Fund. However, attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.

As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.

U.S. GAAP establishes a hierarchy that prioritizes the various inputs used in determining the value of a Fund’s investments. The three broad levels of the hierarchy are described below:

•	Level 1 — quoted prices for active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 — significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2012:

Select 40 Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$1,076,636,092	$—	$—	$1,076,636,092
Short-Term Investments	11,983,180	—	—	11,983,180
Total	$1,088,619,272	$—	$—	$1,088,619,272

November 30, 2012	25

NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2012

Alpha Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$859,651,202	$—	$—	$859,651,202
Short-Term Investments	36,591,989	—	—	36,591,989
Total	$896,243,191	$—	$—	$896,243,191

Income Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$503,256,043	$—	$—	$503,256,043
Short-Term Investments	16,391,469	—	—	16,391,469
Total	$519,647,512	$—	$—	$519,647,512

Alpha Plus Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$12,382,834	$—	$—	$12,382,834
Short-Term Investments	—	—	—	—
Total	$12,382,834	$—	$—	$12,382,834

*	For a detailed break-out of Master Limited Partnerships by major industry classification, please refer to the Schedule of Investments.

The Funds did not hold any Level 2 or Level 3 securities during the year/period ended November 30, 2012. There were no transfers into and out of any level during the year/period. It is the Funds’ policy to recognize transfers at the end of the reporting period.

Return of Capital Estimates:

Distributions received from the Funds’ investments in MLPs generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the year ended November 30, 2012, the Funds estimated that 100% of the MLP distributions received would be treated as return of capital.

Partnership Accounting Policy:

Each Fund records its pro-rata share of the income/(loss) and capital gains/(losses), to the extent of distributions it has received, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. These amounts are included in the Funds’ Statements of Operations.

Investment Transactions and Related Income:

Investment transactions are recorded on a trade date plus one basis, except for the last day of the fiscal quarter end, when they are recorded on trade date. Partnership distributions are recorded on the ex-dividend date. Securities gains and losses are calculated based on the last-in, first-out method. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

Expenses:

Expenses directly attributable to each Fund are charged directly to the Fund. Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis. Certain class specific expenses are allocated to the specific class in which the expenses were incurred.

26	Oppenheimer SteelPath MLP Funds Annual Report

NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2012

Distributions to Shareholders:

Dividends, if any, are declared and distributed quarterly for the Select 40 Fund, Alpha Fund, and Alpha Plus Fund and monthly for the Income Fund. The estimated characterization of the distributions paid will be either a dividend (ordinary income) or distribution (return of capital). This estimate is based on the individual Fund’s operating results during the period. It is anticipated that a significant portion of each Fund’s distributions will be comprised of return of capital as a result of the tax character of cash distributions made by the Fund’s investments. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year. The Funds will inform shareholders of the final tax character of the distributions on IRS Form DIV in February 2013. For the period ended November 30, 2012, the Select 40 Fund, Alpha Fund and Alpha Plus Fund distributions are expected to be comprised of 100% return of capital. The Income Funds’ distributions are expected to be comprised of 90.07% return of capital and 9.93% income.

The character of distributions are determined in accordance with federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes:

The Funds do not intend to qualify as regulated investment companies pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as corporations. As corporations, the Funds are obligated to pay federal, state and local income tax on taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Funds may be subject to a 20 percent alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. Select 40 Fund, Alpha Fund, Income Fund and Alpha Plus Fund are currently using estimated rates of 2.0%, 2.0%, 1.7% and 2.2%, respectively, for state and local tax, net of federal tax expense.

Each Funds’ income tax provision consists of the following as of November 30, 2012:

	MLP Select 40	MLP Alpha	MLP Income	MLP Alpha Plus
Current tax expense (benefit)
Federal	$—	$—	$—	$—
State	—	—	—	—
Total current tax expense	$—	$—	$—	$—

Deferred tax expense (benefit)
Federal	$35,552,540	$37,133,032	$7,984,122	$46,669
State	1,694,096	1,956,454	173,051	2,933
Total deferred tax expense	$37,246,636	$39,089,486	$8,257,173	$49,602

The reconciliation between the federal statutory income tax rate of 35% and the effective tax rate on net investment income (loss) and realized and unrealized gain (loss) follows:

	MLP Select 40	MLP Alpha	MLP Income	MLP Alpha Plus
	Amount	Amount	Amount	Amount
Application of statutory income tax rate	$35,552,540	$37,133,032	$7,984,122	$46,669
State income taxes net of federal benefit	2,031,575	2,121,888	387,799	2,933
Change in estimated state tax rate, net of Federal tax benefit/(expense)	(337,479)	(165,434)	(114,748)	—
Total income tax expense (benefit)	$37,246,636	$39,089,486	$8,257,173	$49,602

November 30, 2012	27

NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2012

The Funds intend to invest their assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As limited partners in the MLPs, the Funds report their allocable share of the MLP’s taxable income in computing their own taxable income. The Funds’ tax expense or benefit will be included in the Statements of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Funds have a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if based on the evaluation criterion provided by ASC 740, Income Taxes (ASC 740) that it is more-likely-than-not that some portion or all of the deferred tax asset will not be realized. Among the factors considered in assessing the Funds’ valuation allowance: the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unused. At November 30, 2012, the Funds determined a valuation allowance was not required. From time to time, as new information becomes available, the Funds will modify their estimates or assumptions regarding the deferred tax liability or asset.

Components of the Funds’ deferred tax assets and liabilities as of November 30, 2012 are as follows:

	MLP Select 40	MLP Alpha	MLP Income	MLP Alpha Plus
Deferred tax assets:
Net operating loss carryforward (tax basis)	$20,655,785	$17,926,759	$4,441,911	$25,385
Capital loss carryforward (tax basis)	4,733,935	4,003,488	—	9,934
Organization costs	11,440	—	—	—
Income recognized from MLP investments	229,913	263,124	94,150	7,209
Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	(88,188,477)	(73,690,328)	(18,172,144)	(92,130)
Total net deferred tax asset/(liability)	$(62,557,404)	$(51,496,957)	$(13,636,083)	$(49,602)

Unexpected significant decreases in cash distributions from the Funds’ MLP investments or significant declines in the fair value of its investments may change the Funds’ assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Funds’ net asset value and results of operations in the period it is recorded.

The Funds may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in their portfolios, and to estimate their associated deferred tax benefit/(liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Funds will modify their estimates or assumptions regarding their tax benefit/(liability).

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. For the year ended November 30, 2012, the Funds do not have any interest or penalties associated with the underpayment of any income taxes.

The Funds file income tax returns in the U.S. federal jurisdiction and various states. All tax years since inception remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no significant impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on their tax returns. Furthermore, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

28	Oppenheimer SteelPath MLP Funds Annual Report

NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2012

At November 30, 2012, the Funds had net operating loss carryforwards for federal income tax purposes, which may be carried forward for 20 years, as follows:

	MLP Select 40	MLP Alpha	MLP Income	MLP Alpha Plus
Expiration Date
11/30/2030	$525,993	$1,194,164	$3,877	$—
11/30/2031	11,179,881	7,264,183	4,997,354	—
11/30/2032	44,120,571	39,992,354	7,102,069	68,240
Total	$55,826,445	$48,450,701	$12,103,300	$68,240

At November 30, 2012, the Funds had net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:

	MLP Select 40	MLP Alpha	MLP Income	MLP Alpha Plus
ExpirationDate
11/30/2016	$2,698,758	$—	$—	$—
11/30/2017	10,095,660	10,820,238	—	26,703
Total	$12,794,418	$10,820,238	$—	$26,703

During the year ended November 30, 2012, Income Fund utilized $1,381,510 of capital loss carryforwards.

At November 30, 2012, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	MLP Select 40	MLP Alpha	MLP Income	MLP Alpha Plus
Cost of Investments	$850,272,036	$697,080,140	$470,132,133	$12,135,173
Gross Unrealized Appreciation	$256,141,336	$208,867,018	$62,518,598	$467,478
Gross Unrealized Depreciation	(17,794,100)	(9,703,967)	(13,003,219)	(219,817)
Net Unrealized Appreciation on Investments	$238,347,236	$199,163,057	$49,515,379	$247,661

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

3. Related Party Transactions:

Investment Advisor:

During the period ended November 30, 2012, SteelPath Fund Advisors, LLC (the “Advisor”) served as the investment advisor to each Fund. Under the terms of the investment advisory agreement, the Advisor is entitled to receive fees computed daily and paid monthly at an annual rate of 0.70%, 1.10%, 0.95%, and 1.25% of average net assets, for the Select 40 Fund, Alpha Fund, Income Fund, and Alpha Plus Fund respectively. The Advisor makes the investment decisions for each Fund and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by the Board. The amounts charged to the Funds for investment advisory services are reported within the Statements of Operations.

The Advisor has agreed to limit fees and/or reimburse expenses of each Fund until at least March 31, 2013, to the extent that a Fund’s total annual fund operating expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed a certain limit with respect to each class of a Fund. The Expense Limitation Agreement has the effect of capping the Select 40 Fund’s class A, C, I, and Y share classes at 1.10%, 1.85%, 0.85%, and 0.85%, respectively, the Alpha Fund’s class A, C, and I share classes at 1.50%, 2.25%, and 1.25%, respectively, the Income Fund’s class A, C, and I share classes at 1.35%, 2.10%, and 1.10%, respectively, and the Alpha Plus Fund’s class A, C, and I share classes at 2.00%, 2.75%, and 1.75%, respectively. A Fund’s net expenses will be

November 30, 2012	29

NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2012

higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund’s deferred income tax expense is excluded from the expense cap, the Fund’s net expenses for each class of shares is increased by the amount of this expense. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 31, 2013 with the approval of the Trust’s Board of Trustees. During the year ended November 30, 2012, the Advisor did not recoup any expenses.

The following table represents amounts eligible for recovery at November 30, 2012:

Eligible expense recoupments expiring:	Select 40 Fund	Alpha Fund	Income Fund	Alpha Plus Fund
November 30, 2013	$274,676	$213,492	$216,936	$—
November 30, 2014	570,608	505,009	574,482	—
November 30, 2015	322,719	374,961	683,544	316,212

In addition, pursuant to the Expense Limitation Agreement, the Advisor is entitled to recoup from the Select 40 Fund certain expenses associated with the organization of the Trust for a period of up to three years from March 31, 2010, provided the Select 40 Fund’s operating expenses, including such recouped amounts, do not exceed the stated expense limitations. At November 30, 2012, the total offering and organization fees subject to recoupment under the Expense Limitation Agreement is $271,460, of which $217,353 is recoupable through 2013, and $54,107 is recoupable through 2014.

Distribution Plan:

Each Fund has adopted Distribution Plans, pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plans”) with respect to its Class A and Class C Shares. The Distribution Plans authorize payments by the Funds to finance activities intended to result in the sale of Class A and Class C Shares and shareholder services. The Distribution Plans provide that each Fund may incur distribution expenses of 0.25% and 1.00%, respectively, of the average daily net assets of each Fund’s Class A and Class C Shares

4. Purchases and Sales of Securities:

Purchases and sales of investment securities, excluding short-term securities for the year ended November 30, 2012, totaled:

	Select 40 Fund	Alpha Fund	Income Fund	Alpha Plus Fund
Purchases	$496,983,255	$375,664,709	$386,247,862	$15,470,692
Sales	95,934,595	105,537,575	116,904,721	3,052,589

There were no purchases or sales of U.S. government securities for the period.

5. Concentration of Risk:

Under normal circumstances, the Select 40 Fund, Alpha Fund, and Income Fund intend to invest at least 90% of their total assets in securities of MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities, and the Alpha Plus Fund intends to invest at least 80% of its total assets in securities of MLP’s for their purposes. A substantial portion of the cash flow received by the Funds is derived from investment in equity securities of MLPs. The amount of cash that a MLP has available for distributions, and the tax character of such distributions, are dependent upon the amount of cash generated by the MLP’s operations.

30	Oppenheimer SteelPath MLP Funds Annual Report

NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2012

6. Loan and Pledge Agreement:

The SteelPath MLP Alpha Plus Fund has a $15 million revolving credit agreement with Bank of America, N.A. (“BOA Loan Agreement”) to engage in permitted borrowing. The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted pursuant to the Fund’s investment limitations. Amounts borrowed under the BOA Loan Agreement are invested by the Fund under the direction of the Manager, consistent with the Fund’s investment objectives and policies, and as such are subject to normal market fluctuations and investment risks, including the risk of loss due to a decline in value. The loan is fully collateralized throughout the term of the loan with securities or other assets of the Fund. Securities that have been pledged as collateral for the loan are indicated in the Schedule of Investments. Bank of America shall have the right at any time, upon 180 days’ prior written notice to Alpha Plus Fund, or upon such shorter notice period as mutually agreed upon, to permanently terminate BOA Loan Agreement.

Borrowings under the BOA Loan Agreement are charged interest at a calculated rate computed by Bank of America based on LIBOR plus 0.90% per annum. A commitment fee at the rate of 0.10% per annum is charged for any undrawn portion of the credit facility. The loan is due 180 days following demand by Bank of America. The loan balance at November 30, 2012 was $3,161,204. For the year ended November 30, 2012, information related to borrowings under the BOA Loan Agreement is as follows:

Average Interest Rate	Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
1.12%	$1,463,644	236	$14,098	$3,663,550

7. Subsequent Event:

SteelPath Fund Advisors LLC (“SFA”), the former investment adviser to the SteelPath MLP Funds Trust (“Trust”), and SteelPath Capital Management LLC (“SCM”), an affiliate of SFA, entered into an Asset Purchase Agreement (“APA”) to sell substantially all of their assets, including their investment advisory and asset management businesses, to Oppenheimer Funds, Inc. (“OFI”), a Colorado corporation (“Transaction”). The Transaction closed on December 3, 2012 (“Closing”). Shortly after the Closing, OFI completed an internal restructuring that included transferring SFA and SCM’s assets from OFI to OFI SteelPath, Inc. (“OFI SteelPath”), a wholly-owned affiliate of OFI that is registered as an investment adviser with the Securities and Exchange Commission.

The Funds’ investment advisory agreements with SFA terminated upon Closing and a new investment advisory agreement between the Trust and OFI SteelPath took effect. The new investment advisory agreement was approved by shareholders of the SteelPath MLP Select 40 Fund, SteelPath MLP Alpha Fund and SteelPath MLP Alpha Plus Fund on November 16, 2012, and by shareholders of SteelPath MLP Income Fund on November 30, 2012.

Subsequent to the Closing, the names of each Fund were changed to Oppenheimer SteelPath MLP Select 40 Fund, Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Income Fund and Oppenheimer SteelPath MLP Alpha Plus Fund, respectively. Shareholders of each Fund also elected a new Board of Trustees, approved an amended Agreement and Declaration of Trust and certain changes to the Funds’ fundamental investment policies. Additionally, effective December 3, 2012, the Funds changed the rates of their respective advisory fees such that each Fund pays the adviser an annualized fee based on the level of the Fund’s average daily net assets as set forth in the chart below:

Fund	Net Assets up to $3 Billion	Net Assets Greater than $3 Billion and Up to $5 Billion	Net Assets in Excess of $5 Billion
Select 40 Fund	0.70%	0.68%	0.65%
Alpha Fund	1.10%	1.08%	1.05%
Income Fund	0.95%	0.93%	0.90%
Alpha Plus Fund	1.25%	1.23%	1.20%

In addition, the Expense Limitation Agreement, as discussed in note 3, was extended to December 3, 2014, in conjunction with the Closing.

November 30, 2012	31

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
The SteelPath MLP Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The SteelPath MLP Funds Trust, comprising Oppenheimer SteelPath MLP Select 40 Fund (fka SteelPath MLP Select 40 Fund), Oppenheimer SteelPath MLP Alpha Fund (fka SteelPath MLP Alpha Fund), Oppenheimer SteelPath MLP Income Fund (fka SteelPath MLP Income Fund) , and Oppenheimer SteelPath MLP Alpha Plus Fund (fka SteelPath MLP Alpha Plus Fund) (the “Funds”) as of November 30, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended for Oppenheimer SteelPath MLP Select 40 Fund, Oppenheimer SteelPath MLP Alpha Fund, and Oppenheimer SteelPath MLP Income Fund, and the related statements of operations, cash flows, and changes in net assets, and financial highlights for the period December 30, 2011 (commencement of operations) to November 30, 2012 for Oppenheimer SteelPath MLP Alpha Plus Fund. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting The SteelPath MLP Funds Trust as of November 30, 2012, and the results of their operations, their cash flows, the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
January 24, 2013

32	Oppenheimer SteelPath MLP Funds Annual Report

EXPENSE EXAMPLE
November 30, 2012 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; potential deferred sales charges for redemptions within one year of purchase; and (2) ongoing costs, including investment advisory fees, distribution and service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2012 through November 30, 2012).

Actual Expenses

The first lines of the table below with respect to each class of shares of each Fund provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Month Period Ended November 30, 2012” to estimate the expenses you paid on your account during this period. The only transaction fee you may be required to pay is for outgoing wire transfers charged by UMB Fund Services, Inc., the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15 fee. You may also pay a small account fee of $24 if the value of your account with the Fund is less than $10,000. If you paid a transaction or a small account fee, you would add the fee amount of the expenses paid on your account this period to obtain your total expenses paid.

Hypothetical Example for Comparison Purposes

The second lines of the table below with respect to each class of shares of each Fund provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A transaction fee of $15 may be assessed on outgoing wire transfers. You may also pay a small account fee of $24 if the value of your account with the Fund is less than $10,000. To include this fee in the calculation, you would add the estimated transaction fee to the hypothetical expenses shown in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or any costs that may be associated with investing in the Funds through a financial intermediary. Therefore, the second lines of the table are useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During the Six Month Period Ended November 30, 2012*	Net Expense Ratio Annualized November 30, 2012#	Total Return Period Ended November 30, 2012
Select 40 Fund
Class A Actual	$1,000.00	$1,083.30	$5.73	1.10%	8.33%
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.55	1.10%	1.95%
Class C Actual	$1,000.00	$1,080.30	$9.62	1.85%	8.03%
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.75	$9.32	1.85%	1.58%
Class I Actual	$1,000.00	$1,084.60	$4.43	0.85%	8.46%
Class I Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29	0.85%	2.08%
Class Y Actual	$1,000.00	$1,084.60	$4.43	0.85%	8.46%
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29	0.85%	2.08%

November 30, 2012	33

EXPENSE EXAMPLE (Continued)
November 30, 2012 (Unaudited)

	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During the Six Month Period Ended November 30, 2012*	Net Expense Ratio Annualized November 30, 2012#	Total Return Period Ended November 30, 2012
Alpha Fund
Class A Actual	$1,000.00	$1,092.00	$7.85	1.50%	9.20%
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.57	1.50%	1.75%
Class C Actual	$1,000.00	$1,087.10	$11.74	2.25%	8.71%
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,013.75	$11.33	2.25%	1.37%
Class I Actual	$1,000.00	$1,092.40	$6.54	1.25%	9.24%
Class I Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%	1.88%
Income Fund
Class A Actual	$1,000.00	$1,047.30	$6.91	1.35%	4.73%
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.81	1.35%	1.83%
Class C Actual	$1,000.00	$1,043.30	$10.73	2.10%	4.33%
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.50	$10.58	2.10%	1.45%
Class I Actual	$1,000.00	$1,048.10	$5.63	1.10%	4.81%
Class I Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.55	1.10%	1.95%
Alpha Plus Fund
Class A Actual	$1,000.00	$1,102.40	$13.57	2.58%+	10.24%
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,012.09	$12.99	2.58%+	1.21%
Class C Actual	$1,000.00	$1,099.10	$13.55	3.33%+	9.91%
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,008.34	$12.96	3.33%+	0.83%
Class I Actual	$1,000.00	$1,104.50	$13.58	2.33%+	10.45%
Class I Hypothetical (5% return before expenses)	$1,000.00	$1,013.34	$13.00	2.33%+	1.33%

*
Expenses are equal to each Fund’s annualized expense ratio (based upon the last six months) as reflected in the fourth column above, multiplied by the average account value over the period, multiplied by (# of days in most recent fiscal half-year divided by # of days in current fiscal year (183/366) to reflect the one-half year period.

#	Deferred tax benefit/(expense) is not included in the ratio calculation.

+	Includes interest expense. Without interest expense, the net expense ratios would be 2.00%, 2.75%, and 1.75% for Class A, C, and I respectively.

34	Oppenheimer SteelPath MLP Funds Annual Report

SPECIAL SHAREHOLDER MEETING
November 30, 2012 (Unaudited)

SteelPath MLP Select 40 Fund

On November 16, 2012, at 12:00 p.m. Central Time a shareholder meeting of SteelPath MLP Select 40 Fund (the “Fund”) was held. At the meeting the sub-proposals (Proposal No. 1 and Proposal No. 2) were approved as described in the Fund’s proxy statement for that meeting. The following is a report of the votes cast:

1:	Proposal to approve a new investment advisory agreement

For	Against	Abstain	Total
46,116,223	480,766	224,891	46,821,879

Proposal 2:	To approve changing, or removing, certain fundamental investment policies

2a:	Proposal to remove the 80% investment policy

For	Against	Abstain	Total
39,596,152	6,892,825	332,904	46,821,879

2b:	Proposal to revise the policy relating to borrowing

For	Against	Abstain	Total
45,884,663	642,628	294,587	46,821,879

2c:	Proposal to revise the policy relating to concentration of investments

For	Against	Abstain	Total
45,901,846	617,240	302,792	46,821,879

2d:	Proposal to remove the policy relating to diversification of investments

For	Against	Abstain	Total
39,721,624	6,789,889	310,366	46,821,879

2e:	Proposal to revise the policy relating to lending

For	Against	Abstain	Total
45,892,559	623,776	305,543	46,821,879

2f:	Proposal to revise the policy relating to real estate and commodities

For	Against	Abstain	Total
45,839,568	693,485	288,827	46,821,879

2g:	Proposal to revise the policy relating to senior securities

For	Against	Abstain	Total
45,853,675	681,859	286,344	46,821,879

2h:	Proposal to revise the fundamental policy relating to underwriting

For	Against	Abstain	Total
45,904,381	636,097	281,400	46,821,879

On November 16, 2012, at 1:00 p.m. Central Time a shareholder meeting of the Fund was held. At the meeting the sub-proposal (Proposal No. 4) was approved as described in the Fund’s proxy statement for that meeting. The following is a report of the votes cast:

Proposal 4:	The election the Board of Trustees (all Funds voting together):

	FOR	WITHHELD	TOTAL
William F. Glavin, Jr.	190,480,035	21,121,640	211,601,675
Edward L. Cameron	209,838,889	1,762,786	211,601,675
Jon S. Fossel	209,838,688	1,762,987	211,601,675
Sam Freedman	209,831,511	1,770,164	211,601,675
Richard F. Grabish	209,970,686	1,630,989	211,601,675
Beverly L. Hamilton	210,149,673	1,452,002	211,601,675
Victoria J. Herget	210,153,782	1,447,893	211,601,675
Robert J. Malone	209,986,245	1,615,430	211,601,675
F. William Marshall, Jr.	209,820,041	1,781,634	211,601,675
Karen L. Stuckey	210,173,447	1,428,228	211,601,675
James D. Vaughn	210,007,842	1,593,833	211,601,675

On November 30, 2012, at 1:00 p.m. Central Time a shareholder meeting of the Fund was held. At the meeting the sub-proposal (Proposal No. 3) was approved as described in the Fund’s proxy statement for that meeting. The following is a report of the votes cast:

Proposal 3:	Proposal to amend the Agreement and Declaration of Trust (all Funds voting together)

For	Against	Abstain	Total
87,238,332	21,502,722	1,998,239	110,789,292

November 30, 2012	35

SPECIAL SHAREHOLDER MEETING (Continued)
November 30, 2012 (Unaudited)

Steelpath MLP Alpha Fund

On November 16, 2012, at 12:00 p.m. Central Time a shareholder meeting of SteelPath MLP Alpha Fund (the “Fund”) was held. At the meeting the sub-proposals (Proposal No. 1 and Proposal No. 2) were approved as described in the Fund’s proxy statement for that meeting. The following is a report of the votes cast:

Proposal 1:	Proposal to approve a new investment advisory agreement

For	Against	Abstain	Total
37,715,502	258,009	154,055	38,127,566

Proposal 2:	To approve changing, or removing, certain fundamental investment policies

2a:	Proposal to remove the 80% investment policy

For	Against	Abstain	Total
36,216,671	1,708,071	202,825	38,127,566

2b:	Proposal to revise the policy relating to borrowing

For	Against	Abstain	Total
37,626,645	339,467	161,455	38,127,566

2c:	Proposal to revise the policy relating to concentration of investments

For	Against	Abstain	Total
37,649,164	314,525	163,877	38,127,566

2e:	Proposal to revise the policy relating to lending

For	Against	Abstain	Total
37,646,922	307,354	173,290	38,127,566

2f:	Proposal to revise the policy relating to real estate and commodities

For	Against	Abstain	Total
37,518,432	437,484	171,651	38,127,566

2g:	Proposal to revise the policy relating to senior securities

For	Against	Abstain	Total
37,647,070	311,727	168,769	38,127,566

2h:	Proposal to revise the fundamental policy relating to underwriting

For	Against	Abstain	Total
37,629,812	318,053	179,702	38,127,566

On November 16, 2012, at 1:00 p.m. Central Time a shareholder meeting of the Fund was held. At the meeting the sub-proposal (Proposal No. 4) was approved as described in the Fund’s proxy statement for that meeting. The following is a report of the votes cast:

Proposal 4:	The election the Board of Trustees (all Funds voting together):

	FOR	WITHHELD	TOTAL
William F. Glavin, Jr.	190,480,035	21,121,640	211,601,675
Edward L. Cameron	209,838,889	1,762,786	211,601,675
Jon S. Fossel	209,838,688	1,762,987	211,601,675
Sam Freedman	209,831,511	1,770,164	211,601,675
Richard F. Grabish	209,970,686	1,630,989	211,601,675
Beverly L. Hamilton	210,149,673	1,452,002	211,601,675
Victoria J. Herget	210,153,782	1,447,893	211,601,675
Robert J. Malone	209,986,245	1,615,430	211,601,675
F. William Marshall, Jr.	209,820,041	1,781,634	211,601,675
Karen L. Stuckey	210,173,447	1,428,228	211,601,675
James D. Vaughn	210,007,842	1,593,833	211,601,675

On November 30, 2012, at 1:00 p.m. Central Time a shareholder meeting of the Fund was held. At the meeting the sub-proposal (Proposal No. 3) was approved as described in the Fund’s proxy statement for that meeting. The following is a report of the votes cast:

Proposal 3:	Proposal to amend the Agreement and Declaration of Trust (all Funds voting together)

For	Against	Abstain	Total
87,238,332	21,502,722	1,998,239	110,789,292

36	Oppenheimer SteelPath MLP Funds Annual Report

SPECIAL SHAREHOLDER MEETING (Continued)
November 30, 2012 (Unaudited)

Steelpath MLP Income Fund

On November 16, 2012, at 1:00 p.m. Central Time a shareholder meeting of SteelPath MLP Income Fund (the “Fund”) was held. At the meeting the sub-proposal (Proposal No. 4) was approved as described in the Fund’s proxy statement for that meeting. The following is a report of the votes cast:

Proposal 4:	The election the Board of Trustees (all Funds voting together):

	FOR	WITHHELD	TOTAL
William F. Glavin, Jr.	190,480,035	21,121,640	211,601,675
Edward L. Cameron	209,838,889	1,762,786	211,601,675
Jon S. Fossel	209,838,688	1,762,987	211,601,675
Sam Freedman	209,831,511	1,770,164	211,601,675
Richard F. Grabish	209,970,686	1,630,989	211,601,675
Beverly L. Hamilton	210,149,673	1,452,002	211,601,675
Victoria J. Herget	210,153,782	1,447,893	211,601,675
Robert J. Malone	209,986,245	1,615,430	211,601,675
F. William Marshall, Jr.	209,820,041	1,781,634	211,601,675
Karen L. Stuckey	210,173,447	1,428,228	211,601,675
James D. Vaughn	210,007,842	1,593,833	211,601,675

On November 30, 2012, at 12:00 p.m. Central Time a shareholder meeting of the Fund was held. At the meeting the sub-proposals in (Proposal No. 1, Proposal No. 2 and Proposal No. 3) were approved as described in the Fund’s proxy statement for that meeting. The following is a report of the votes cast:

Proposal 1:	Proposal to approve a new investment advisory agreement

For	Against	Abstain	Total
21,639,543	911,439	1,840,647	24,391,629

Proposal 2:	To approve changing, or removing, certain fundamental investment policies

2a:	Proposal to remove the 80% investment policy

For	Against	Abstain	Total
19,054,428	3,431,949	1,905,254	24,391,629

2b:	Proposal to revise the policy relating to borrowing

For	Against	Abstain	Total
21,372,426	1,105,117	1,914,085	24,391,629

2c:	Proposal to revise the policy relating to concentration of investments

For	Against	Abstain	Total
21,481,730	1,058,515	1,851,384	24,391,629

2e:	Proposal to revise the policy relating to lending

For	Against	Abstain	Total
21,391,738	1,096,889	1,903,000	24,391,629

2f:	Proposal to revise the policy relating to real estate and commodities

For	Against	Abstain	Total
21,420,642	1,066,386	1,904,600	24,391,629

2g:	Proposal to revise the policy relating to senior securities

For	Against	Abstain	Total
21,476,665	1,062,395	1,852,571	24,391,629

2h:	Proposal to revise the fundamental policy relating to underwriting

For	Against	Abstain	Total
21,440,912	1,054,157	1,896,558	24,391,629

Proposal 3:	Proposal to amend the Agreement and Declaration of Trust (all Funds voting together)

For	Against	Abstain	Total
87,238,332	21,502,722	1,998,239	110,789,292

November 30, 2012	37

SPECIAL SHAREHOLDER MEETING (Continued)
November 30, 2012 (Unaudited)

Steelpath MLP Alpha Plus Fund

On November 16, 2012, at 12:00 p.m. Central Time a shareholder meeting of SteelPath MLP Alpha Plus Fund (the “Fund”) was held. At the meeting the sub-proposals (Proposal No. 1 and Proposal No. 2) were approved as described in the Fund’s proxy statement for that meeting. The following is a report of the votes cast:

Proposal 1:	Proposal to approve a new investment advisory agreement

For	Against	Abstain	Total
522,708	0	0	522,708

Proposal 2:	To approve changing, or removing, certain fundamental investment policies

2b:	Proposal to revise the policy relating to borrowing

For	Against	Abstain	Total
522,708	0	0	522,708

2c:	Proposal to revise the policy relating to concentration of investments

For	Against	Abstain	Total
522,708	0	0	522,708

2e:	Proposal to revise the policy relating to lending

For	Against	Abstain	Total
522,708	0	0	522,708

2f:	Proposal to revise the policy relating to real estate and commodities

For	Against	Abstain	Total
522,708	0	0	522,708

2g:	Proposal to revise the policy relating to senior securities

For	Against	Abstain	Total
522,708	0	0	522,708

2h:	Proposal to revise the fundamental policy relating to underwriting

For	Against	Abstain	Total
522,708	0	0	522,708

On November 16, 2012, at 1:00 p.m. Central Time a shareholder meeting of the Fund was held. At the meeting the sub-proposal (Proposal No. 4) was approved as described in the Fund’s proxy statement for that meeting. The following is a report of the votes cast:

Proposal 4:	The election the Board of Trustees (all Funds voting together):

	FOR	WITHHELD	TOTAL
William F. Glavin, Jr.	190,480,035	21,121,640	211,601,675
Edward L. Cameron	209,838,889	1,762,786	211,601,675
Jon S. Fossel	209,838,688	1,762,987	211,601,675
Sam Freedman	209,831,511	1,770,164	211,601,675
Richard F. Grabish	209,970,686	1,630,989	211,601,675
Beverly L. Hamilton	210,149,673	1,452,002	211,601,675
Victoria J. Herget	210,153,782	1,447,893	211,601,675
Robert J. Malone	209,986,245	1,615,430	211,601,675
F. William Marshall, Jr.	209,820,041	1,781,634	211,601,675
Karen L. Stuckey	210,173,447	1,428,228	211,601,675
James D. Vaughn	210,007,842	1,593,833	211,601,675

On November 30, 2012, at 1:00 p.m. Central Time a shareholder meeting of the Fund was held. At the meeting the sub-proposal (Proposal No. 3) was approved as described in the Fund’s proxy statement for that meeting. The following is a report of the votes cast:

Proposal 3:	Proposal to amend the Agreement and Declaration of Trust (all Funds voting together)

For	Against	Abstain	Total
87,238,332	21,502,722	1,998,239	110,789,292

38	Oppenheimer SteelPath MLP Funds Annual Report

OTHER INFORMATION (Continued)
November 30, 2012 (Unaudited)

Statement Regarding Availability of Quarterly Portfolio Schedule

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available upon request without charge by calling the Funds at 1-888-614-6614

Statement Regarding Availability of Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-888-614-6614 or on the Commission’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, 2012 is available without charge, at the SEC’s website at http://www.sec.gov., or by calling the Funds at 1-888-614-6614.

Risk Disclosure

Investing in MLPs involves additional risks as compared to the risks of investing in common stock, including risks related to cash flow, dilution and voting rights. Each Fund’s investments are concentrated in the energy infrastructure industry with an emphasis on securities issued by MLPs, which may increase price fluctuation. Energy infrastructure companies are subject to risks specific to the industry, such as fluctuations in commodity prices, reduced volumes of natural gas or other energy commodities, environmental hazards, changes in the macroeconomic or the regulatory environment or extreme weather. MLPs may trade less frequently than larger companies due to their smaller capitalizations which may result in erratic price movement or difficulty in buying or selling. MLPs are subject to significant regulation and may be adversely affected by changes in the regulatory environment including the risk that an MLP could lose its tax status as a partnership. To the extent that a Fund invests in ETFs and other investment companies, there may be a duplication of advisory fees and other expenses.

To the extent that a Fund obtains leverage through borrowings, there will be the potential for greater gains and the risk of magnified losses. Investing in debt securities involves additional risks including interest rate risk, credit risk and duration risk. High yield securities involve more risks than investment grade securities and tend to be more sensitive to economic conditions. Private equity investments may be subject to greater risks than investments in publicly traded companies due to limited public information and lack of regulatory oversight.

Availability of Additional Information

Investors should consider the Funds’ investment objectives, risks, charges, and expenses carefully before investing. The prospectus and summary prospectus contain this and other important information about the Funds. Copies of the prospectus and summary prospectus may be obtained by visiting www.steelpath.com and should be read carefully before investing.

November 30, 2012	39

TRUSTEES AND OFFICERS
November 30, 2012 (Unaudited)

Name, Position(s) Held with the Trusts, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
INDEPENDENT TRUSTEES
The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Sam Freedman, Chairman of the Board of Trustees and Trustee (since 2012)* Age: 72
Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held several positions with OppenheimerFunds, Inc. and with subsidiary or affiliated companies of OppenheimerFunds, Inc. (until October 1994). Mr. Freedman has served on the Boards of certain Oppenheimer funds since 1996, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Edward L. Cameron, Trustee (since 2012)* Age: 74
Member of The Life Guard of Mount Vernon (George Washington historical site) (June 2000 – June 2006); Partner of PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group (accounting firm) (July 1994-June 1998). Oversees 36 portfolios in the OppenheimerFunds complex. Mr. Cameron has served on the Boards of certain Oppenheimer funds since 1999, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Jon S. Fossel, Trustee (since 2012)* Age: 70
Chairman of the Board (2006-December 2011) and Director (June 2002-December 2011) of UNUMProvident (insurance company); Director of Northwestern Energy Corp. (public utility corporation) (November 2004-December 2009); Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and February 2005-February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of OppenheimerFunds, Inc.; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. (“OAC”) (parent holding company of OppenheimerFunds, Inc.), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees 36 portfolios in the OppenheimerFunds complex. Mr. Fossel has served on the Boards of certain Oppenheimer funds since 1990, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Richard F. Grabish, Trustee (since 2012)* Age: 64
Formerly Senior Vice President and Assistant Director of Sales and Marketing (March 1997-December 2007), Director (March 1987-December 2007) and Manager of Private Client Services (June 1985-June 2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive Officer of A.G. Edwards Trust Company, FSB (March 2001-December 2007); President and Vice Chairman of A.G. Edwards Trust Company, FSB (investment adviser) (April 1987-March 2001); President of A.G. Edwards Trust Company, FSB (investment adviser) (June 2005-December 2007). Oversees 36 portfolios in the OppenheimerFunds complex. Mr. Grabish has served on the Boards of certain Oppenheimer funds since 2001, during the course of which he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Beverly L. Hamilton, Trustee (since 2012)* Age: 66
Trustee of Monterey Institute for International Studies (educational organization) (since February 2000); Board Member of Middlebury College (educational organization) (December 2005-June 2011); Chairman (since 2010) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); Director of The California Endowment (philanthropic organization) (April 2002-April 2008); Director (February 2002-2005) and Chairman of Trustees (2006-2007) of the Community Hospital of Monterey Peninsula; Director (October 1991-2005); Vice Chairman (2006-2009) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (2001-2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston’s Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 36 portfolios in the OppenheimerFunds complex. Ms. Hamilton has served on the Boards of certain Oppenheimer funds since 2002, during the course of which he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

40	Oppenheimer SteelPath MLP Funds Annual Report

TRUSTEES AND OFFICERS (Continued)
November 30, 2012 (Unaudited)

Name, Position(s) Held with the Trusts, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
Victoria J. Herget, Trustee (since 2012)* Age: 61
Independent Director of the First American Funds (mutual fund family) (2003-2011); former Managing Director (1993-2001), Principal (1985-1993), Vice President (1978-1985) and Assistant Vice President (1973-1978) of Zurich Scudder Investments (and its predecessor firms); Board Chair (2008-Present) and Director (2004-Present), United Educators (insurance company); Trustee (1992-2007), Chair of the Board of Trustees (1999-2007), Investment Committee Chair (1994-1999) and Investment Committee member (2007-2010) of Wellesley College; Trustee (since 2000) and Chair (since 2010), Newberry Library; Trustee, Mather LifeWays (since 2001); Trustee, BoardSource (2006-2009) and Chicago City Day School (1994-2005). Oversees 36 portfolios in the OppenheimerFunds complex. Ms. Herget has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Robert J. Malone, Trustee (since 2012)* Age: 67
Board of Directors of Opera Colorado Foundation (non-profit organization) (since March 2008); Director of Jones Knowledge, Inc. (since 2006); Director of Jones International University (educational organization) (since August 2005); Chairman, Chief Executive Officer and Director of Steele Street Bank & Trust (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 36 portfolios in the OppenheimerFunds complex. Mr. Malone has served on the Boards of certain Oppenheimer funds since 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

F. William Marshall, Jr., Trustee (since 2012)* Age: 70
Trustee Emeritus of Worcester Polytech Institute (WPI) (private university) (since 2009); Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (since 1996) and MML Series Investment Fund (investment company) (since 1996); President and Treasurer of the SIS Funds (private charitable fund) (January 1999 – March 2011); Former Trustee of WPI (1985-2008); Former Chairman of the Board (2004-2006) and Former Chairman of the Investment Committee of WPI (1994-2008); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999); and Former President and Chief Executive Officer of SIS Bancorp. (1993-1999). Oversees 38 portfolios in the OppenheimerFunds complex. Mr. Marshall has served on the Boards of certain Oppenheimer funds since 2000, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Karen L. Stuckey, Trustee (since 2012)* Age: 59
Partner (1990-2012) of PricewaterhouseCoopers LLP (held various positions 1975-1990); Trustee (1992-2006) and member of Executive, Nominating and Audit Committees and Chair of Finance Committee of Lehigh University; and member, Women’s Investment Management Forum since inception. Oversees 36 portfolios in the OppenheimerFunds complex. Ms. Stuckey has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

James D. Vaughn, Trustee (since 2012)* Age: 67
Retired; former managing partner (1994-2001) of Denver office of Deloitte & Touche LLP, (held various positions 1969-1993); Trustee and Chairman of the Audit Committee of Schroder Funds (since 2003); Board member and Chairman of Audit Committee of AMG National Trust Bank (since 2005); Trustee, Audit Committee member and Investment Committee member, University of South Dakota Foundation (since 1996); Board member, Executive Committee Member, Audit Committee Member and past Board Chair, Junior Achievement (since 1993); former Board member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network. Oversees 36 portfolios in the OppenheimerFunds complex. Mr. Vaughn has served on the Boards of certain Oppenheimer funds since 2012, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

November 30, 2012	41

TRUSTEES AND OFFICERS (Continued)
November 30, 2012 (Unaudited)

Name, Position(s) Held with the Trusts, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
INTERESTED TRUSTEE AND OFFICER
The address of Mr. Glavin is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Glavin serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Glavin is an Interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

William F. Glavin, Jr., Trustee, President and Principal Executive Officer (since 2012)* Age: 54
Director, Chief Executive Officer and President of OFI Global Asset Management, Inc. (since January 2013); Chairman of OppenheimerFunds, Inc. (December 2009-December 2012); Chief Executive Officer (January 2009-December 2012) and Director of OppenheimerFunds, Inc. (since January 2009); President of OppenheimerFunds, Inc. (May 2009-December 2012); Management Director (since June 2009), President (since December 2009) and Chief Executive Officer (since January 2011) of Oppenheimer Acquisition Corp. (“OAC”) (OppenheimerFunds, Inc.’s parent holding company); Director of Oppenheimer Real Asset Management, Inc. (since March 2010); Executive Vice President (March 2006-February 2009) and Chief Operating Officer (July 2007-February 2009) of Massachusetts Mutual Life Insurance Company (OAC’s parent company); Director (May 2004-March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004-January 2005), President (January 2005-March 2006) and Chief Executive Officer (June 2005-March 2006) of Babson Capital Management LLC; Director (March 2005-March 2006), President (May 2003-March 2006) and Chief Compliance Officer (July 2005-March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003-March 2006) of Babson Investment Company, Inc.; Director (May 2004-August 2006) of Babson Capital Europe Limited; Director (May 2004-October 2006) of Babson Capital Guernsey Limited; Director (May 2004-March 2006) of Babson Capital Management LLC; Non-Executive Director (March 2005-March 2007) of Baring Asset Management Limited; Director (February 2005-June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003-November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006-September 2006) of C.M. Benefit Insurance Company; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of C.M. Life Insurance Company; President (March 2006-May 2007) of MassMutual Assignment Company; Director (January 2005-December 2006), Deputy Chairman (March 2005-December 2006) and President (February 2005-March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007-January 2009) of MML Distributors, LLC; and Chairman (March 2006-December 2008) and Chief Executive Officer (May 2007-December 2008) of MML Investors Services, Inc. An officer of 86 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE TRUSTS
The addresses of the Officers in the chart below are as follows: for Mr. Gabinet and Ms. Nasta, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Hammond, Cartner, Watson and McCain, 2100 McKinney Avenue, Dallas, TX 75201, for Mr. Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Gabriel Hammond, Vice President (since 2010) Age: 33
Senior Vice President of the Advisor (since December 2012); Founder, Member and Portfolio Manager, SteelPath Fund Advisors LLC (2004−2012); Founder, Member and Portfolio Manager, SteelPath Capital Management LLC (2004-2012); Goldman, Sachs & Co., Energy Research Division, (2001–2004). An officer of 5 portfolios in the OppenheimerFunds complex.

Stuart Cartner, Vice President (since 2010) Age: 52
Vice President of the Advisor (since December 2012); Member and Portfolio Manager (2009−2012), SteelPath Fund Advisors LLC; Member and Portfolio Manager (2007−2012) SteelPath Capital Managerment LLC; Goldman Sachs, Vice President (1988−2007). An officer of 5 portfolios in the OppenheimerFunds complex.

Brian Watson, Vice President (since 2012)* Age: 39
Vice President of the Advisor (since December 2012); Member and Portfolio Manager, SteelPath Fund Advisors LLC (2009–2012); Portfolio Manager, Swank Capital LLC, a Dallas, Texas-based investment firm, (2005–2009). An officer of 5 portfolios in the OppenheimerFunds complex.

42	Oppenheimer SteelPath MLP Funds Annual Report

TRUSTEES AND OFFICERS (Continued)
November 30, 2012 (Unaudited)

Name, Position(s) Held with the Trusts, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
James McCain, Vice President (since 2012)* and Chief Compliance Officer (since 2010) Age: 61
Vice President of the Advisor (since December 2012); SteelPath Capital Management LLC, Chief Compliance Officer; SteelPath Fund Advisors, LLC, Chief Compliance Officer; Brazos Capital Management, Chief Compliance Officer; PineBridge Mutual Funds, Chief Compliance Officer, Secretary and Anti-Money Laundering Officer (2007−2012); G.W. Henssler & Associates, Ltd., Henssler Asset Management, LP and Henssler Funds, Chief Compliance Officer (2004−2007). An officer of 5 portfolios in the OppenheimerFunds complex.

Arthur S. Gabinet, Secretary and Chief Legal Officer (since 2012)* Age: 54
Executive Vice President, Secretary and General Counsel of OFI Global Asset Management, Inc. (since January 2013); General Counsel OFI SteelPath, Inc. (since January 2013); Executive Vice President (May 2010-December 2012) and General Counsel (since January 2011) of OppenheimerFunds, Inc.; General Counsel of the Distributor (since January 2011); General Counsel of Centennial Asset Management Corporation (January 2011-December 2012); Executive Vice President (January 2011-December 2012) and General Counsel of HarbourView Asset Management Corporation (since January 2011); Assistant Secretary (since January 2011) and Director (since January 2011) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Director of Oppenheimer Real Asset Management, Inc. (January 2011-December 2012) and General Counsel (since January 2011); Executive Vice President (January 2011-December 2011) and General Counsel of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since January 2011); Executive Vice President (January 2011-December 2012) and General Counsel of OFI Private Investments Inc. (since January 2011); Vice President of OppenheimerFunds Legacy Program (January 2011-December 2011); Executive Vice President (January 2011-December 2012) and General Counsel of OFI Institutional Asset Management, Inc. (since January 2011); General Counsel, Asset Management of OppenheimerFunds, Inc. (May 2010-December 2010); Principal, The Vanguard Group (November 2005-April 2010); District Administrator, U.S. Securities and Exchange Commission (January 2003-October 2005). An officer of 86 portfolios in the OppenheimerFunds complex.

Christina M. Nasta, Vice President and Chief Business Officer (since 2012)* Age: 39
Senior Vice President of OppenheimerFunds Distributor, Inc. (since January 2013); Senior Vice President of OppenheimerFunds, Inc. (July 2010-December 2013); Vice President of OppenheimerFunds, Inc. (January 2003-July 2010); Vice President of OppenheimerFunds Distributor, Inc. (January 2003-July 2010). An officer of 86 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 2012)* Age: 53
Senior Vice President of OFI Global Asset Management, Inc. (since January 2013); Treasurer of OppenheimerFunds, Inc., HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., and Oppenheimer Real Asset Management, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (November 2000-June 2008), and OppenheimerFunds Legacy Program (charitable trust program established by OppenheimerFunds, Inc.) (June 2003-December 2011); Treasurer and Chief Financial Officer of OFI Trust Company (since May 2000); Assistant Treasurer of Oppenheimer Acquisition Corporation (March 1999-June 2008). An officer of 86 portfolios in the OppenheimerFunds complex.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and Officers is available without charge upon request, by calling 1.800.CALL OPP (225.5677).

*	Effective December 3, 2012.

November 30, 2012	43

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited)

On July 16, 2012, SteelPath Fund Advisors LLC (“SFA”), the former investment adviser to the Trust, and SteelPath Capital Management LLC, an affiliate of SFA, entered into an Asset Purchase Agreement (“APA”) to sell substantially all of their assets, including their investment advisory and asset management businesses, to OppenheimerFunds, Inc. (“OFI”), a Colorado corporation (“Transaction”). By law, the Funds’ investment advisory agreements under which SFA provided investment advisory services to the Funds (“Current Agreements”) automatically terminated upon the Closing of the Transaction.

The Board, including the Independent Trustees, met in-person on August 24, 2012, and at various times via teleconference prior to that date, to consider the Transaction, whether to approve a new investment advisory agreement (“New Agreement”) between the Funds and OFI SteelPath, Inc. (“OFI SteelPath”) and to discuss the various factors related to approval of the New Agreement. The Board reviewed the terms of the Transaction and considered its possible effects on the Funds and their shareholders. The Trustees also met with representatives of SFA and OFI to discuss the anticipated effects of the Transaction.

In connection with their consideration of the New Agreement on August 24, 2012, the Board noted that, in January 2012, the Board had performed an annual review of the Current Agreement for SteelPath MLP Select 40 Fund, SteelPath MLP Alpha Fund and SteelPath MLP Income Fund (together, the “Initial Funds”) and, in 2011, had initially approved the Current Agreement for SteelPath MLP Alpha Plus Fund (the “New Fund”). To inform their consideration of the New Agreement, the Independent Trustees received and considered responses by OFI and SFA to inquiries requesting information regarding: OFI’s structure, operations, financial resources and key personnel; the material aspects of the Transaction, the proposed operations of OFI SteelPath and its compliance program, code of ethics, trading policies and key management and investment personnel, including the Funds’ portfolio managers; and anticipated changes to the management or operations of the Board and the Funds, including, if applicable, any changes to the Funds’ service providers, advisory fees and expense structure. The Board also requested and received information that included the investment performance and the fees and expenses of the Initial Funds for various periods ended June 30, 2012, as compared to the Fund’s benchmark, the Lipper Equity Income Index, other mutual funds (“Peer Group”) that invest in master limited partnerships (“MLPs”), which comprise the “Other Equity Energy” category of funds compiled by Morningstar, a third-party provider of such data.

In considering the information and materials described above, the Independent Trustees received assistance from, and met separately with, independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. The Board did not identify any particular information that was most relevant to its consideration to approve the New Agreement for each Fund and each Trustee may have afforded different weight to the various factors. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the New Agreement. In determining whether to approve the New Agreement, the Board considered the best interests of each Fund separately.

In voting to approve the New Agreement, the Board considered the overall fairness of the Agreement and factors it deemed relevant with respect to each Fund, including, but not limited to: (i) the nature, extent and quality of the services to be provided by OFI SteelPath, (ii) the investment performance of the Initial Funds and SFA’s investment personnel who would continue to manage the Funds as employees of OFI SteelPath, (iii) the fees and expenses of the Funds after the Transaction, including comparative expense information, (iv) the projected profitability of the Funds to OFI SteelPath and its affiliates; (v) whether the projected economies of scale would be realized as the Funds grow and whether any breakpoints are appropriate at certain asset levels and (vi) other benefits that may accrue to OFI SteelPath from its relationship with the Funds. The Board also considered that the Transaction would not be consummated if the New Agreement was not approved by the Board and the shareholders of each Fund.

Although not meant to be all-inclusive, set forth below is a description of the information and certain of the factors that were considered by the Board in deciding to approve the New Agreement for the Funds.

Nature, Quality and Extent of Services. In considering the nature, extent and quality of the services to be provided by OFI SteelPath under the New Agreement, the Board considered that the terms of the New Agreement are substantially similar to the terms of the Current Agreements. The Board considered that OFI SteelPath would provide the same services to the Funds that are currently provided by SFA. The Board also considered that the level of service and the

44	Oppenheimer SteelPath MLP Funds Annual Report

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)

manner in which each Fund’s assets are managed were expected to remain the same. The Board noted that, under the New Agreement, OFI SteelPath would provide the Funds with research, analysis and other advisory services in regard to the Funds’ investments; securities trading services; and oversight of third-party service providers. The Board also noted that OFI SteelPath would monitor each Fund’s compliance with applicable policies and procedures and adherence to the Fund’s investment restrictions.

The Board considered that, for a period of time after the Closing, OFI expected that the operations of OFI SteelPath, including OFI SteelPath’s code of ethics and compliance program, would be the same as those of SFA. The Board also considered that all of SFA’s key personnel who provided services to the Funds had signed offer of employment letters with OFI and that the same individuals who currently managed the Funds were expected to do so as employees of OFI SteelPath. The Board considered that OFI’s technology and risk management and investment analytic tools could enhance the management of the Funds. The Board also noted that the Transaction was not expected to result in any change in the structure or operations of the Funds and that OFI did not contemplate any immediate changes to the Funds’ key service providers, other than its distributor.

In evaluating OFI SteelPath, the Board considered the history, reputation, qualification and background of OFI, the qualifications of its personnel and OFI’s financial condition. The Board took account of the fact that OFI had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board also considered OFI’s capabilities, experience, corporate structure and capital resources, as well as OFI’s long-term business goals with regard to OFI SteelPath and the Funds. The Board noted that the operation of the Funds under OFI’s name could enhance the ability of OFI SteelPath to attract and retain talented investment professionals.

Based on the information considered, the Board concluded that the nature, extent and quality of the services to be provided by OFI SteelPath supported approval of the New Agreement.

Investment Performance. Throughout the year, SFA provided information on the investment performance of the Initial Funds, including comparative performance information. The Board reviewed information prepared by SFA comparing the performance of each Initial Fund’s Class I shares to relevant market indices and to the performance of other Peer Group funds for the one-year and since inception periods ended June 30, 2012. The Board noted that performance information had not been provided for the New Fund because, given its limited period of operations, such information would not be meaningful.

The Board considered that, for the one-year and since inception periods, each of the Initial Funds underperformed its benchmark index. The Board considered SFA’s explanation that, in contrast to the Funds, the returns of the S&P 500 Index did not include a deferred tax liability deduction. The Board also considered that the prices of MLPs were lower in the first half of 2012, following a pullback in the energy sector. Additionally, the Board noted that, during the one-year period, the Initial Funds underperformed two of their three Peer Group funds and the returns of the Peer Group Funds were not available for the since inception timeframe. The Board considered SFA’s explanation that the Funds’ underperformance was attributable to the performance of the various MLPs in which the Initial Funds and their competitors invest. The Board considered that one of the Initial Funds outperformed the Lipper Equity Income Index during the one-year period, and that two of the Initial Funds outperformed the Lipper Equity Income Index since inception. The Board also considered that the portfolio managers for each of the Initial Funds would continue to manage the Funds after the Closing of the Transaction. Based on the foregoing information, the Board concluded that it retained confidence in the portfolio managers who would continue to manage the Initial Funds as employees of OFI SteelPath after the Closing, and the performance of the Initial Funds supported approval of the New Agreement.

Costs of Services Provided by OFI SteelPath. The Board noted that the current advisory fee rates payable to OFI SteelPath under the New Agreement were the same as the advisory fee rates paid to SFA under the Current Agreements, but that at the Board’s request, the advisory fee rates under the New Agreement included new annualized advisory fee breakpoints at higher asset levels, which would reduce each Fund’s advisory fee rate as Fund assets grow. Additionally, the Board considered that the Funds’ expenses were not expected to increase materially as a result of the Transaction and that OFI had agreed to maintain the Funds’ current expense caps for a minimum of two years following the Closing. The Board considered the comparability of the fees charged and the services provided to the Funds to the fees and services for equity funds and alternative funds advised by OFI. In this connection, the Board noted that OFI does

November 30, 2012	45

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)

not provide investment management services to other advisory clients or accounts in the MLP or energy infrastructure sectors. The Board also reviewed the contractual advisory fee rate and the net expense ratio of each Initial Fund’s Class I shares, net of the deferred tax expense, relative to the Peer Group Funds. After considering this information, the Board concluded that the cost of services to be provided and advisory fee rates to be paid under the New Agreement were reasonable in light of the services to be performed by OFI SteelPath.

Economies of Scale and Profits Realized by OFI SteelPath. The Board considered information regarding SFA’s costs and profitability arising from its relationship with the Funds. The Board also considered that OFI intended to devote additional business resources to the Funds and the increased distribution potential for the Funds attendant to the appointment of OppenheimerFunds Distributor, Inc. (“ODI”) as the Funds’ principal underwriter. The Board considered that the sale of Fund shares through ODI’s network of third-party brokers, retirement plan platforms and registered investment advisers could result in the growth of Fund assets and economies of scale. In response to the Board’s request, OFI agreed to provide breakpoints in the advisory fee rate payable by the Funds at higher asset levels that OFI represented were consistent with the breakpoints applicable to the advisory fee rates paid by other mutual funds with comparable asset levels advised by OFI. The Board considered OFI’s representation that the Board would consider the renewal of the New Agreement in August 2013, notwithstanding that the initial term of the New Agreement would be for a period of two years. The Board noted, in this regard, that any growth of Fund assets in the near future that would result in economies of scale could be considered by the Board during the contract renewal process in August 2013. Based on these considerations, the Board determined, in the exercise of its business judgment, that the profits to be realized by OFI SteelPath were fair and reasonable.

Other Benefits to OFI SteelPath. The Board considered other potential benefits that may accrue to OFI SteelPath as a result of its relationship with the Funds. These benefits include research and soft dollars consistent with the terms of the New Agreement and reputational benefits that may enhance OFI’s ability to gain business opportunities from other clients.

Conclusions. Based on, but not limited to, the above considerations and determinations, the Board determined that the New Agreement was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. Based on the process undertaken and the considerations weighed by the Board during its meeting, the Board unanimously voted to approve the New Agreement and to recommend that shareholders of each Fund also approve the New Agreement with respect to their Fund.

46	Oppenheimer SteelPath MLP Funds Annual Report

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INVESTMENT ADVISOR
OFI SteelPath, Inc.
2100 McKinney Avenue, 14th Floor
Dallas, TX 75201

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
K&L Gates LLP
70 West Madison Street
Chicago, IL 60602

CUSTODIAN
UMB Bank, n.a.
928 Grand Boulevard 10th Floor
Kansas City, Missouri 64106

DISTRIBUTOR
OppenheimerFunds Distributor, Inc.
Two World Financial Center
225 Liberty Street
New York, NY 10281-1008

ADMINISTRATOR/TRANSFER AGENT/FUND ACCOUNTANT
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233

OppenheimerFunds®
The Right Way to Invest

P.O. Box 2175
Milwaukee, WI 53201
Toll Free 888-614-6614
www.steelpath.com

The SteelPath Funds are distributed by OppenheimerFunds Distributor, Inc.

OppenheimerFunds®
The Right Way to Invest

ANNUAL REPORT

November 30, 2012

Oppenheimer SteelPath MLP and Infrastructure Debt Fund

TABLE OF CONTENTS

Oppenheimer SteelPath MLP and Infrastructure Debt Fund

LETTER TO SHAREHOLDERS

To Our Shareholders:

We thank you for investing with the Oppenheimer SteelPath MLP and Infrastructure Debt Fund. Our fiscal year ended on November 30, 2012 and we would like to share our thoughts on the latest annual period.

The MLP and Infrastructure Debt Fund started its first year with a total return of 2.60% for its Class I Shares, which lagged the 9.86% generated by the Barclays Investment Grade Natural Gas Pipelines Index1. The underperformance was driven by a year that tended to favor large-cap, investment grade credits. While the Fund certainly favors those issues, it also casts a wider net, including some of the smaller-cap credits that lack an investment grade rating. As it became clear that the sector was on its way to setting a new record for spending in 2012 (requiring $26.0 billion in debt financing), investors appeared to be looking for safety amid the backdrop of uncertainty highlighted in the continuing Eurozone saga, the U.S. fiscal cliff, and the decline in U.S. commodity prices. The startup of the Fund also introduced an initial cash drag while funds were being invested.

The largest contributors of performance for the Fund were concentrated among the Diversified, Natural Gas Pipelines, and Petroleum Transportation sub-sectors. The largely fee-based nature of these assets provides stability to cash flow expectations despite changes to commodity price forecasts. The largest detractors to performance were those within the Gathering and Processing sub-sector. Gathering and Processing businesses are typically considered to have greater margin volatility and these names appeared to suffer from this year’s commodity price weakness.

Fund Review

Please refer to page 3 of this annual report for the Oppenheimer SteelPath MLP and Infrastructure Debt Fund performance covering the results for the period ending November 30, 2012.

Key contributors to the Oppenheimer SteelPath MLP and Infrastructure Debt Fund were the El Paso Pipeline Partners, LP 7.5% 11/15/2040 and the Williams Companies, Inc. 7.875% 9/1/2021 debt issues.

El Paso Pipeline Partners (“EPB”) executed two drop downs concurrent with the closing of the Kinder Morgan, Inc. (KMI) acquisition of EPB’s former parent, El Paso Corp. (EP), in late May. With the bulk of drop-down acquisitions complete, future funding requirements appear relatively manageable and, therefore, unlikely to pressure credit metrics.

Williams completed the spinoff of its exploration and production operations and the sale of a production facility, largely completing the transition to a holding company of Williams Partners (WPZ), a midstream MLP, and significantly lowering balance sheet debt.

Key detractors to the Oppenheimer SteelPath MLP and Infrastructure Debt Fund were the ONEOK, Inc. 6.875%, 9/30/2028 and the Enterprise Products Partners, LP (“EPD”) 5.70%, 2/15/2042 debt issues.

The ONEOK debt issues may have been pressured by the company’s sale of a new issue due 2022. A robust impending capital investment program may also have created funding uncertainties. However, we believe these growth efforts will provide long-term credit enhancement.

Three new Enterprise debt issues in 2012 exerted some pressure on the other issues. More specifically, the EPD 4.85%, 8/15/2042 and EPD 4.45%, 02/15/2043 provided liquid alternatives to the EPD 5.70%, 2/15/2042. Weakness may also be due to natural gas liquid (“NGL”) price volatility given EPD’s NGL logistics footprint. However, EPD’s diversified and increasingly fee-based margin exposure acts to insulate the partnership’s results from such commodity price volatility.

Outlook

Though crude oil and NGL prices may disappoint the market in 2013, as production success could continue to outpace the logistical and industrial changes needed to spur demand, we remain optimistic on midstream MLPs. We note both crude oil and NGL pricing could fall substantially while still supporting robust producer activity and volume growth to the benefit of energy infrastructure operators.

November 30, 2012	1

The opportunity set created by the macro trend of dramatic growth in domestic crude oil, natural gas, and NGL production volumes is widespread, robust and long-term in nature. We prefer to seek exposure to these dynamics through names with fee or fee-like exposure to this volume growth versus commodity price exposure as we believe such entities offer the most attractive risk-to-reward opportunity within the sector. We believe midstream fixed-income investors will benefit from these growth trends which ultimately translate to greater scale, diversification, and stable but increasing cash flow and are all credit enhancing events.

Sincerely,

The OFI SteelPath Investment Committee

This material is not authorized for use unless accompanied or preceded by a prospectus.

Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Total returns of the Fund current to the most recent month-end can be obtained by visiting our website at www.steelpath.com.

1
The Barclays Investment Grade Natural Gas Pipelines Index is the Pipelines component of the Barclays Investment Grade Natural Gas Index comprised of natural gas pipeline entities. The debt issues in the Index are publicly issued and investment grade with at least $250 million outstanding and at least one year to final maturity regardless of call features.

2	Oppenheimer SteelPath MLP and Infrastructure Debt Fund Annual Report

OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND—
GROWTH OF A $10,000 INVESTMENT AND PERFORMANCE (Unaudited)

The above graph assumes an initial investment of $10,000 in the Class I Shares made at the close of business December 30, 2011 (Commencement of the Fund’s Operations). Performance for the Class A Shares and Class C Shares will vary from the performance of the Class I Shares for the Fund due to differences in charges and expenses. Sales load applicable to the Class A Shares or contingent deferred sales charge applicable to Class C Shares would reduce the performance shown above.

Total Returns as of November 30, 2012	Since Inception*
Oppenheimer SteelPath MLP and Infrastructure Debt Fund
Class I Shares	2.60%
Class A Shares (1)(2)	-3.30%
Class C Shares (3)	1.30%
Lipper Equity Income Funds Index (4)	12.44%
S&P 500 Index (5)	14.96%
Barclays Investment Grade Natural Gas Pipelines Index (6)	9.86%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. To obtain performance information current to the most recent month-end, please call 1-888-614-6614, or go to www.steelpath.com.

*	For the period close of business December 30, 2011 (commencement of operations) through November 30, 2012.

(1)	Class A Shares commenced operations at the close of business February 6, 2012.

(2)	Reflects maximum sales charge of 5.75%.

(3)	Class C Shares commenced operations at the close of business July 24, 2012. Since inception return reflects contingent deferred sales charge of 1%.

(4)
The Lipper Equity Income Funds Index includes the 30 largest equity income mutual funds tracked by Lipper, Inc. Returns include the reinvestment of distributions but do not consider sales charges. Performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

(5)	The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance and typically does not include fees and expenses.

(6)
The Barclays Investment Grade Natural Gas Pipelines Index is the Pipelines component of the Barclays Investment Grade Natural Gas Index comprised of natural gas pipeline entities. The debt issues in the Index are publicly issued and investment grade with at least $250 million outstanding and at least one year to final maturity regardless of call features.

The above referenced Indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

November 30, 2012	3

SCHEDULE OF INVESTMENTS
November 30, 2012

Oppenheimer SteelPath MLP and Infrastructure Debt Fund

Description	Principal	Fair Value
Debt Investments — 86.7%
Diversified— 26.0%
Enterprise Products Operating LLC
5.95%, 2/1/41	153,000	$179,607
5.70%, 2/15/42	58,000	67,208
7.00% 6/1/67 (1)	21,000	22,592
7.03%, 1/15/68 (1)	20,000	22,574
Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16 (2)	93,000	101,943
ONEOK, Inc.
4.25%, 2/1/22	45,000	49,356
6.88%, 9/30/28	18,000	22,185
6.00%, 6/15/35	61,000	72,278
Tennessee Gas Pipeline Co. LLC, 8.38%, 6/15/32	109,000	161,458
Williams Cos., Inc.
7.88%, 9/1/21	60,000	77,611
7.50%, 1/15/31	169,000	209,332
8.75%, 3/15/32	124,000	169,408
Total Diversified		1,155,552
Gathering/Processing — 19.5%
Access Midstream Partner, 6.13%, 7/15/22	65,000	69,225
Copano Energy LLC 7.13%, 04/1/21	141,000	149,284
DCP Midstream LLC, 9.75%, 3/15/19 (3)	24,000	31,465
DCP Midstream Operating LP, 3.25%, 10/1/15	72,000	74,462
MarkWest Energy Partners LP
6.50%, 8/15/21	66,000	72,105
6.25%, 6/15/22	65,000	71,013
Regency Energy Partners LP
6.88%, 12/1/18	56,000	61,040
6.50%, 7/15/21	64,000	70,080
5.50%, 4/15/23	100,000	105,500
Targa Resources Partners LP
6.88%, 2/1/21	53,000	58,300
5.25%, 5/1/23(3)	100,000	102,750
Total Gathering/Processing		865,224
Natural Gas Pipelines — 18.1%
Boardwalk Pipelines LP, 5.75%, 9/15/19	144,000	164,501
DCP Midstream LLC, 8.13%, 8/16/30	59,000	77,049
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/1/21	47,000	53,700
7.50%, 11/15/40	111,000	151,205
4.70%, 11/1/42	110,000	108,982
Energy Transfer Equity LP 7.50%, 10/15/20	91,000	103,740
Spectra Energy Capital LLC 6.75%, 2/15/32	31,000	39,135
TransCanada PipeLines Ltd. 7.63%, 1/15/39 (2)	70,000	107,119
Total Natural Gas Pipelines		805,431
Petroleum Transportation — 23.1%
Enbridge Energy Partners LP, 7.50%, 4/15/38	63,000	$86,458
Genesis Energy LP, 7.88%, 12/15/18	46,000	49,105
NuStar Logistics LP, 7.65%, 4/15/18	193,000	220,109
Sunoco Logistics Partners Operations LP
4.65%, 2/15/22	250,000	275,920
6.85%, 2/15/40	119,000	146,694
6.10%, 2/15/42	208,000	244,892
Total Petroleum Transportation		1,023,178
Total Debt Investments
(identified cost $3,771,198)		3,849,385

Total Investments — 86.7%
(identified cost $3,771,198)		3,849,385
Other Assets In Excess of Liabilities — 13.3%		589,141
Net Assets — 100.0%		$4,438,526

LLC — Limited Liability Company

LP — Limited Partnership

ULC — Unlimited Liability Corporation

(1)	Variable rate security.

(2)	Foreign security incorporated outside of the United States.

(3)
Represents a restricted security purchase under Rule 144A which is exempt from registration under the Securities Act of 1933 as amended, these securities amounted to $134,215, representing 3.02% of net assets of the Fund at November 30, 2012.

See accompanying Notes to Financial Statements.

4	Oppenheimer SteelPath MLP and Infrastructure Debt Fund Annual Report

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2012

Oppenheimer SteelPath MLP and Infrastructure Debt Fund*
Assets:
Investment Securities
At cost	$3,771,198
At fair value	$3,849,385
Cash	862,545
Interest Receivable	57,484
Receivable for capital stock sold	34,265
Prepaid expenses	24,649
Total Assets	4,828,328

Liabilities:
Payable for investments purchased	336,496
Payable for 12b-1 fees, Class A	1,470
Payable to Advisor	6,677
Other liabilities	45,159
Total Liabilities	389,802
Total Net Assets	$4,438,526

Net Assets Consist of:
Paid-in capital	$4,328,607
Undistributed net investment income	31,732
Net unrealized appreciation on investments	78,187
$4,438,526

Net Asset Value, Offering Price and Redemption Proceeds Per Share ($0.001 Par Value, Unlimited Shares Authorized)
Class A Shares:
Net asset value and redemption proceeds per share	$10.25
Offering price per share **	$10.88
Class C Shares:
Net asset value, offering price and redemption proceeds per share	$10.24
Class I Shares:
Net asset value, offering price and redemption proceeds per share	$10.26

Net Assets:
Class A Shares	$4,176,621
Class C Shares	44,656
Class I Shares	217,249
Total Net Assets	$4,438,526

Shares Outstanding:
Class A Shares	407,295
Class C Shares	4,361
Class I Shares	21,167
Total Shares Outstanding	432,823

*	The Fund commenced operations on the close of business December 30, 2011.

**	Computation of offering price per share 100/94.25 of net asset value.

See accompanying Notes to Financial Statements.

November 30, 2012	5

STATEMENT OF OPERATIONS
For the Period Ended November 30, 2012

Oppenheimer SteelPath MLP and Infrastructure Debt Fund*
Investment Income:
Interest Income	$47,491
Total investment income	47,491

Expenses:
Investment advisory fee	11,298
Registration fees	59,029
Administrative fees	54,626
Transfer agent fees	51,599
Trustees' fees	45,450
Legal, auditing, and other professional fees	27,370
Printing and postage	19,250
CCO fees	14,667
Custody fees	9,800
12b-1 fees, Class A	3,002
12b-1 fees, Class C	32
Miscellaneous	6,441
Total expenses, before waivers	302,564
Less expense waivers	(286,786)
Net expenses	15,778

Net Investment Income	31,713

Net Change in Unrealized Gain on Investments:
Investments	78,187

Change in net assets resulting from operations	$109,900

*	The Fund commenced operations on the close of business December 30, 2011.

See accompanying Notes to Financial Statements.

6	Oppenheimer SteelPath MLP and Infrastructure Debt Fund Annual Report

STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended November 30, 2012*

Oppenheimer SteelPath MLP and Infrastructure Debt Fund*
Increase (Decrease) in Net Assets
Operations:
Net investment income	$31,713
Net change in unrealized appreciation on investments	78,187
Change in net assets resulting from operations	109,900

Capital Share Transactions:
Class A
Shares sold	4,383,273
Shares redeemed	(308,954)
Net increase	4,074,319

Class C
Shares sold	44,210
Net increase	44,210

Class I
Shares sold	286,188
Shares redeemed	(76,091)
Net increase	210,097
Change in net assets resulting from capital share transactions	4,328,626
Change in net assets	4,438,526

Net Assets:
Beginning of period	—
End of period	$4,438,526

Undistributed net investment income	$31,732

Transactions in Shares:
Class A
Shares sold	437,602
Shares redeemed	(30,307)
Net increase	407,295

Class C
Shares sold	4,361
Net increase	4,361

Class I
Shares sold	28,776
Shares redeemed	(7,609)
Net increase	21,167
Net increase from transactions in shares	432,823

*	The Fund commenced operations on the close of business December 30, 2011.

See accompanying Notes to Financial Statements.

November 30, 2012	7

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

		Income From Investment Operations:			Distributions From:
	Net Asset Value, Beginning of Year/Period	Net investment gain/ (loss)(1)	Net Realized and Unrealized Gains (losses)(2)	Increase (Decrease) from Investment Operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Year	Total Return (3)(4)
Oppenheimer SteelPath MLP and Infrastructure Debt Fund
Class A Shares
For the period from 2/6/2012 - 11/30/2012 (7)	$9.99	0.19	0.07	0.26	—	—	—	$10.25	2.60%

Class C Shares
For the period from 7/24/2012 - 11/30/2012 (8)	$10.01	0.07	0.16	0.23	—	—	—	$10.24	2.30%

Class I Shares
For the period from 12/30/2011 - 11/30/2012 (9)	$10.00	0.18	0.08	0.26	—	—	—	$10.26	2.60%

(1)	Calculated based on average shares outstanding during the period.

(2)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions this period.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of Fund distributions.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between share classes issued.

(7)	Class A Shares commenced operations at the close of business February 6, 2012.

(8)	Class C Shares commenced operations at the close of business July 24, 2012.

(9)	The net asset value for the beginning of the period close of business December 30, 2011 (Commencement of Operations) though November 30, 2012 represents the initial contribution per share of $10.

See accompanying Notes to Financial Statements.

8	Oppenheimer SteelPath MLP and Infrastructure Debt Fund Annual Report

FINANCIAL HIGHLIGHTS (Continued)

	Ratios /Supplemental Data
Net Assets, End of Year (000's)	Ratio of gross expenses to average net assets(5)	Ratio of net expenses to average net assets(5)	Ratio of net investment income (loss) to average net assets(5)	Portfolio turnover rate(4)(6)

$4,177	13.85%	1.15%	2.30%	0%

$45	64.18%	1.90%	2.01%	0%

$217	66.82%	0.95%	2.02%	0%

See accompanying Notes to Financial Statements.

November 30, 2012	9

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2012

1. Organization:

SteelPath MLP Funds Trust (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on December 1, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of November 30, 2012, the Trust offered shares of five series, each of which has different and distinct investment objectives and policies. This report contains the financial statements and financial highlights of the Oppenheimer SteelPath MLP and Infrastructure Debt Fund, formerly known as SteelPath MLP and Infrastructure Debt Fund, (the “Fund”). The financial statements for the other funds can be found in a separate report. The Fund commenced operations at the close of business December 30, 2011. The Fund offers multiple classes of shares which differ in their respective sales charges and distribution and service fees. All shareholders bear the common expenses of the Fund. Dividends are declared separately for each class. Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class, without distinction between share classes. Expenses attributable to a particular class of shares, such as distribution fees, are allocated directly to that class.

Class A Shares of the Fund are subject to an initial sales charge imposed at the time of purchase, in accordance with its prospectus. The maximum sales charge is 5.75% of the offering price or 6.10% of the net asset value. Class A Shares pay an annual Rule 12b-1 Fee of 0.25%. Class C Shares are not subject to an initial sales charge, but instead are subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase. Class C shares pay an annual distribution fee of 1.00%. Class I Shares are not subject to either an initial sales charge, or a contingent deferred sales charge and do not pay a Rule 12b-1 Fee.

The investment objective of the Fund is to provide investors with current income, and as a secondary objective, capital appreciation. The Fund is non-diversified, as that term is defined in the 1940 Act.

2. Accounting Policies:

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates. In the normal course of business, the Fund has entered into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Investment Valuation:

Fixed income securities with maturities greater than 60 days including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed income securities with maturities of 60 days or less will be valued at amortized cost.

Pursuant to procedures adopted by the Board of Trustees (the “Board”), the Advisor’s Valuation Committee will determine the fair value of the Fund’s securities when price quotations or valuations are not readily available, readily available price quotations are valuations that are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities. A “significant event” is one that occurred prior to the Fund’s valuation time, is not reflected in the most recent market price of a security, and will affect the value of a security. Generally, a security will be fair valued when trading in the security has been halted, a market price is not available from either a pricing service or a broker or a price has become stale.

Fair value pricing is intended to result in a more accurate determination of the Fund’s net asset value and should reduce the potential for stale pricing arbitrage opportunities in the Fund. However, attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.

10	Oppenheimer SteelPath MLP and Infrastructure Debt Fund Annual Report

NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2012

As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.

U.S. GAAP establishes a hierarchy that prioritizes the various inputs used in determining the value of a Fund’s investments. The three broad levels of the hierarchy are described below:

•	Level 1 — quoted prices for active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 — significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2012:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Investments*	$—	$3,849,385	$—	$3,849,385
Total	$—	$3,849,385	$—	$3,849,385

*	For a detailed break-out of investments by major industry classification, please refer to the Schedule of Investments.

The Fund did not hold any Level 1 or Level 3 securities during the period ended November 30, 2012. There were no transfers into and out of any level during the period. It is the Fund’s Policy to recognize all transfers at the end of the reporting period.

Investment Transactions and Related Income:

Investment transactions are recorded on a trade date plus one basis, except for the last day of the fiscal quarter end, when they are recorded on trade date. Dividends, income, and distributions are recorded on the ex-dividend date. Securities gains and losses are calculated based on the last-in, first-out method. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

Expenses:

Expenses directly attributable to the Fund are charged directly to the Fund. Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis. Certain class specific expenses are allocated to the specific class in which the expenses were incurred.

Distributions to Shareholders:

Dividends, if any, are declared and distributed semi-annually for the Fund. The estimated characterization of the distributions paid will be either a dividend (ordinary income) or distribution (return of capital). This estimate is based on the Fund’s operating results during the period.

The distributions are determined in accordance with federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes:

The Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code (the “Code), and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Therefore, no Federal or excise tax provision is recorded.

As of and during the period ended November 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the

November 30, 2012	11

NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2012

period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. Federal tax authorities since inception.

Restricted Securities:

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Board. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with the procedures established by and under the general supervision of the Board.

3. Related Party Transactions:

Investment Advisor:

During the period ended November 30, 2012, SteelPath Fund Advisors, LLC (the “Advisor”) served as the investment advisor to the Fund. Under the terms of the investment advisory agreement, the Advisor is entitled to receive fees computed daily and paid monthly at an annual rate of 0.80% of average net assets. Prior to March 30, 2012, the Investment Advisor earned fees computed daily and paid monthly at an annual rate of of 1.00% of average net assets. The Advisor makes the investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by the Board of Trustees. The amounts charged to the Fund for investment advisory services are reported within the Statement of Operations.

The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 31, 2013, to the extent that the Fund’s total annual fund operating expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.15% for Class A shares, 1.90% for Class C shares and 0.90% for Class I shares. Prior to March 30, 2012, the Fund’s class A, C, and I share classes were capped at 1.50%, 2.25% and 1.25%. The Fund’s net expenses will exceed these amounts to the extent that the Fund incurs expenses excluded from the expense cap. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 31, 2013 with the approval of the Trust’s Board of Trustees. During the period ended November 30, 2012, the Advisor did not recoup any expenses. For the period ended November 30, 2012, the Advisor waived expenses totaling $286,786, which are eligible for recoupment through November 2015.

Certain trustees and officers of the Trust are also officers of the Advisor.

Distribution Plan:

The Fund has adopted Distribution Plans, pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plans”) with respect to its Class A and Class C Shares. The Distribution Plans authorize payments by the Fund to finance activities intended to result in the sale of Class A and Class C Shares and shareholder services. The Distribution Plan provides that the Fund may incur distribution expenses of 0.25% and 1.00%, respectively, of the average daily net assets of the Fund’s Class A and Class C Shares.

4. Purchases and Sales of Securities:

Purchases and sales of investment securities, excluding short-term securities for the period ended November 30, 2012, totaled:

Purchases	$3,778,582
Sales	—

There were no purchases or sales of U.S. government securities for the period.

12	Oppenheimer SteelPath MLP and Infrastructure Debt Fund Annual Report

NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2012

5. Federal Tax Information:

At November 30, 2012, gross unrealized appreciation and depreciation of investments, based on cost for Federal income tax purposes were as follows:

Cost of Investments	$3,771,198
Gross Unrealized Appreciation	$92,708
Gross Unrealized Depreciation	(14,521)
Net Unrealized Appreciation/(Depreciation)	$78,187

As of November 30, 2012, the components of accumulated earnings/(deficit) were as follows:

Undistributed ordinary income	$31,732
Undistributed long-term capital gains	—
Accumulated earnings	31,732
Distributions Payable	—
Accumulated Capital and Other Losses	—
Unrealized Appreciation/(Depreciation)	78,187
Total Accumulated Earnings/(Deficit)	$109,919

6. Concentration of Risk:

Under normal circumstances, the Fund intends to invest at least 80% of its total assets in debt and equity securities of MLPs, and energy infrastructure companies which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities.

7. Subsequent Event:

SteelPath Fund Advisors LLC (“SFA”), the former investment adviser to the SteelPath MLP Funds Trust (“Trust”), and SteelPath Capital Management LLC (“SCM”), an affiliate of SFA, entered into an Asset Purchase Agreement (“APA”) to sell substantially all of their assets, including their investment advisory and asset management businesses, to Oppenheimer Funds, Inc. (“OFI”), a Colorado corporation (“Transaction”). The Transaction closed on December 3, 2012 (“Closing”). Shortly after the Closing, OFI completed an internal restructuring that included transferring SFA and SCM’s assets from OFI to OFI SteelPath, Inc. (“OFI SteelPath”), a wholly-owned affiliate of OFI that is registered as an investment adviser with the Securities and Exchange Commission.

The Fund’s investment advisory agreement with SFA terminated upon Closing and a new investment advisory agreement between the Trust and OFI SteelPath took effect. The new investment advisory agreement was approved by the Fund’s shareholders on November 30, 2012.

Subsequent to the Closing, the name of the Fund was changed to Oppenheimer SteelPath MLP and Infrastructure Debt Fund. Shareholders of the Fund also elected a new Board of Trustees, approved an amended Agreement and Declaration of Trust and certain changes to the Fund’s fundamental investment policies. Additionally, effective December 3, 2012, the Advisor changed the rates of its advisory fees such that the Fund pays the Advisor an annualized fee based on the level of the Fund’s average daily net assets as set forth below:

Net Assets up to $3 Billion	Net Assets Greater than $3 Billion and Up to $5 Billion	Net Assets in Excess of $5 Billion
0.80%	0.78%	0.75%

In addition, the Expense Limitation Agreement, as discussed in note 3, was extended to December 3, 2014, in conjunction with the Closing.

November 30, 2012	13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
The SteelPath MLP Funds Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Oppenheimer SteelPath MLP and Infrastructure Debt Fund (fka SteelPath MLP and Infrastructure Debt Fund) (the “Fund”), one of the funds constituting The SteelPath MLP Funds Trust, as of November 30, 2012, and the related statements of operations, and changes in net assets, and financial highlights for the period December 30, 2011 (commencement of operations) to November 30, 2012. These financial statements and financial highlights are the responsibility of the Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Oppenheimer SteelPath MLP and Infrastructure Debt Fund of The SteelPath MLP Funds Trust as of November 30, 2012, and the results of its operations, changes in its net assets, and the financial highlights for the period December 30, 2011 (commencement of operations) to November 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
January 24, 2013

14	Oppenheimer SteelPath MLP and Infrastructure Debt Fund Annual Report

EXPENSE EXAMPLE
November 30, 2012 (Unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; potential deferred sales charges for redemptions within one year of purchase; and (2) ongoing costs, including investment advisory fees, distribution and service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2012 through November 30, 2012).

Actual Expenses

The first lines of the table below with respect to each class of shares of the Fund provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period Ended November 30, 2012” to estimate the expenses you paid on your account during this period. The only transaction fee you may be required to pay is for outgoing wire transfers charged by UMB Fund Services, Inc., the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15 fee. You may also pay a small account fee of $24 if the value of your account with the Fund is less than $10,000. If you paid a transaction or a small account fee, you would add the fee amount of the expenses paid on your account this period to obtain your total expenses paid.

Hypothetical Example for Comparison Purposes

The second lines of the table below with respect to each class of shares of the Fund provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A transaction fee of $15 may be assessed on outgoing wire transfers. You may also pay a small account fee of $24 if the value of your account with the Fund is less than $10,000. To include this fee in the calculation, you would add the estimated transaction fee to the hypothetical expenses shown in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second lines of the table are useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During the Six Month Period Ended November 30, 2012*	Net Expense Ratio Annualized November 30, 2012	Total Return Period Ended November 30, 2012
Debt Fund
Class A Actual	$1,000.00	$1,033.30	$5.85	1.15%	3.33%
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.81	1.15%	1.93%
Class C Actual (a)	$1,000.00	$1,023.00	$9.64	1.90%	2.30%
Class C Hypothetical (5% return before expenses)(a)	$1,000.00	$1,015.47	$9.61	1.90%	1.55%
Class I Actual	$1,000.00	$1,034.30	$4.68	0.90%	3.43%
Class I Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.65	0.90%	2.04%

*
Expenses are equal to the Fund’s annualized expense ratio (based upon the last six months) as reflected in the fourth column above, multiplied by the average account value over the period, multiplied by (# of days in most recent fiscal half-year divided by # of days in current fiscal year (183/366) to reflect the one-half year period.

(a)	Class C inception date is close of business July 24, 2012.

November 30, 2012	15

SPECIAL SHAREHOLDER MEETING
November 30, 2012 (Unaudited)

On November 16, 2012, at 1:00 p.m. Central Time a shareholder meeting of SteelPath MLP and Infrastructure Debt Fund (the “Fund”) was held. At the meeting the sub-proposal (Proposal No. 4) was approved as described in the Fund’s proxy statement for that meeting. The following is a report of the votes cast:

Proposal 4:	The election the Board of Trustees (all Funds voting together):

	FOR	WITHHELD	TOTAL
William F. Glavin, Jr.	190,480,035	21,121,640	211,601,675
Edward L. Cameron	209,838,889	1,762,786	211,601,675
Jon S. Fossel	209,838,688	1,762,987	211,601,675
Sam Freedman	209,831,511	1,770,164	211,601,675
Richard F. Grabish	209,970,686	1,630,989	211,601,675
Beverly L. Hamilton	210,149,673	1,452,002	211,601,675
Victoria J. Herget	210,153,782	1,447,893	211,601,675
Robert J. Malone	209,986,245	1,615,430	211,601,675
F. William Marshall, Jr.	209,820,041	1,781,634	211,601,675
Karen L. Stuckey	210,173,447	1,428,228	211,601,675
James D. Vaughn	210,007,842	1,593,833	211,601,675

On November 30, 2012, at 12:00 p.m. Central Time a shareholder meeting of SteelPath MLP and Infrastructure Debt Fund (the “Fund”) was held. At the meeting the sub-proposals in (Proposal No. 1, Proposal No. 2 and Proposal 3) were approved as described in the Fund’s proxy statement for that meeting. The following is a report of the votes cast:

Proposal 1:	Proposal to approve a new investment advisory agreement

For	Against	Abstain	Total
135,921	0	18,107	154,028

Proposal 2:	To approve changing, or removing, certain fundamental investment policies

2b:	Proposal to revise the policy relating to borrowing

For	Against	Abstain	Total
141,907	0	12,121	154,028

2c:	Proposal to revise the policy relating to concentration of investments

For	Against	Abstain	Total
141,907	0	12,121	154,028

2e:	Proposal to revise the policy relating to lending

For	Against	Abstain	Total
135,921	0	18,107	154,028

2f:	Proposal to revise the policy relating to real estate and commodities

For	Against	Abstain	Total
135,921	0	18,107	154,028

2g:	Proposal to revise the policy relating to senior securities

For	Against	Abstain	Total
141,907	0	12,121	154,028

2h:	Proposal to revise the fundamental policy relating to underwriting

For	Against	Abstain	Total
135,921	0	18,107	154,028

Proposal 3:	Proposal to amend the Agreement and Declaration of Trust (all Funds voting together)

For	Against	Abstain	Total
87,238,332	21,502,722	1,998,239	110,739,292

16	Oppenheimer SteelPath MLP and Infrastructure Debt Fund Annual Report

OTHER INFORMATION (Continued)
November 30, 2012 (Unaudited)

Statement Regarding Availability of Quarterly Portfolio Schedule

The Trust files complete schedules of portfolio holdings for the Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on its Forms N-Q available upon request, without charge, by calling the Funds at 1-888-614-6614.

Statement Regarding Availability of Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-888-614-6614 or on the Commission’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, 2012 is available without charge, at the SEC’s website at http://www.sec.gov., or by calling the Fund at 1-888-614-6614.

Risk Disclosure

Investing in MLPs involves additional risks beyond the risks of investing in corporate debt, including risks related to cash flow, dilution and voting rights. The Fund’s investments are concentrated in the energy infrastructure industry with an emphasis on securities issued by MLPs, which may increase price fluctuation. Energy infrastructure companies are subject to risks specific to the industry, such as fluctuations in commodity prices, reduced volumes of natural gas or other energy commodities, environmental hazards, changes in the macroeconomic or the regulatory environment or extreme weather. MLPs may trade less frequently than larger companies due to their smaller capitalizations which may result in erratic price movement or difficulty in buying or selling. MLPs are subject to significant regulation and may be adversely affected by changes in the regulatory environment including the risk that an MLP could lose its tax status as a partnership. To the extent that the Fund invests in ETFs and other investment companies, there may be a duplication of advisory fees and other expenses.

To the extent that the Fund obtains leverage through borrowings, there will be the potential for greater gains and the risk of magnified losses. Investing debt securities involves additional risks including interest rate risk, credit risk and duration risk. High yield securities involve more risks than investment grade securities and tend to be more sensitive to economic conditions. Private equity investments may be subject to greater risks than investments in publicly traded companies due to limited public information and lack of regulatory oversight.

Availability of Additional Information

Investors should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund. Copies of the prospectus and summary prospectus may be obtained by visiting www.steelpath.com and should be read carefully before investing.

November 30, 2012	17

TRUSTEES AND OFFICERS
November 30, 2012 (Unaudited)

Name, Position(s) Held with the Trusts, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
INDEPENDENT TRUSTEES
The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Sam Freedman, Chairman of the Board of Trustees and Trustee (since 2012)* Age: 72
Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held several positions with OppenheimerFunds, Inc. and with subsidiary or affiliated companies of OppenheimerFunds, Inc. (until October 1994). Mr. Freedman has served on the Boards of certain Oppenheimer funds since 1996, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Edward L. Cameron, Trustee (since 2012)* Age: 74
Member of The Life Guard of Mount Vernon (George Washington historical site) (June 2000 – June 2006); Partner of PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group (accounting firm) (July 1994-June 1998). Oversees 36 portfolios in the OppenheimerFunds complex. Mr. Cameron has served on the Boards of certain Oppenheimer funds since 1999, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Jon S. Fossel, Trustee (since 2012)* Age: 70
Chairman of the Board (2006-December 2011) and Director (June 2002-December 2011) of UNUMProvident (insurance company); Director of Northwestern Energy Corp. (public utility corporation) (November 2004-December 2009); Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and February 2005-February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of OppenheimerFunds, Inc.; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. (“OAC”) (parent holding company of OppenheimerFunds, Inc.), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees 36 portfolios in the OppenheimerFunds complex. Mr. Fossel has served on the Boards of certain Oppenheimer funds since 1990, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Richard F. Grabish, Trustee (since 2012)* Age: 64
Formerly Senior Vice President and Assistant Director of Sales and Marketing (March 1997-December 2007), Director (March 1987-December 2007) and Manager of Private Client Services (June 1985-June 2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive Officer of A.G. Edwards Trust Company, FSB (March 2001-December 2007); President and Vice Chairman of A.G. Edwards Trust Company, FSB (investment adviser) (April 1987-March 2001); President of A.G. Edwards Trust Company, FSB (investment adviser) (June 2005-December 2007). Oversees 36 portfolios in the OppenheimerFunds complex. Mr. Grabish has served on the Boards of certain Oppenheimer funds since 2001, during the course of which he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Beverly L. Hamilton, Trustee (since 2012)* Age: 66
Trustee of Monterey Institute for International Studies (educational organization) (since February 2000); Board Member of Middlebury College (educational organization) (December 2005-June 2011); Chairman (since 2010) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); Director of The California Endowment (philanthropic organization) (April 2002-April 2008); Director (February 2002-2005) and Chairman of Trustees (2006-2007) of the Community Hospital of Monterey Peninsula; Director (October 1991-2005); Vice Chairman (2006-2009) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (2001-2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston’s Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 36 portfolios in the OppenheimerFunds complex. Ms. Hamilton has served on the Boards of certain Oppenheimer funds since 2002, during the course of which he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

18	Oppenheimer SteelPath MLP and Infrastructure Debt Fund Annual Report

TRUSTEES AND OFFICERS (Continued)
November 30, 2012 (Unaudited)

Name, Position(s) Held with the Trusts, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
Victoria J. Herget, Trustee (since 2012)* Age: 61
Independent Director of the First American Funds (mutual fund family) (2003-2011); former Managing Director (1993-2001), Principal (1985-1993), Vice President (1978-1985) and Assistant Vice President (1973-1978) of Zurich Scudder Investments (and its predecessor firms); Board Chair (2008-Present) and Director (2004-Present), United Educators (insurance company); Trustee (1992-2007), Chair of the Board of Trustees (1999-2007), Investment Committee Chair (1994-1999) and Investment Committee member (2007-2010) of Wellesley College; Trustee (since 2000) and Chair (since 2010), Newberry Library; Trustee, Mather LifeWays (since 2001); Trustee, BoardSource (2006-2009) and Chicago City Day School (1994-2005). Oversees 36 portfolios in the OppenheimerFunds complex. Ms. Herget has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Robert J. Malone, Trustee (since 2012)* Age: 67
Board of Directors of Opera Colorado Foundation (non-profit organization) (since March 2008); Director of Jones Knowledge, Inc. (since 2006); Director of Jones International University (educational organization) (since August 2005); Chairman, Chief Executive Officer and Director of Steele Street Bank & Trust (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 36 portfolios in the OppenheimerFunds complex. Mr. Malone has served on the Boards of certain Oppenheimer funds since 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

F. William Marshall, Jr., Trustee (since 2012)* Age: 70
Trustee Emeritus of Worcester Polytech Institute (WPI) (private university) (since 2009); Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (since 1996) and MML Series Investment Fund (investment company) (since 1996); President and Treasurer of the SIS Funds (private charitable fund) (January 1999 – March 2011); Former Trustee of WPI (1985-2008); Former Chairman of the Board (2004-2006) and Former Chairman of the Investment Committee of WPI (1994-2008); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999); and Former President and Chief Executive Officer of SIS Bancorp. (1993-1999). Oversees 38 portfolios in the OppenheimerFunds complex. Mr. Marshall has served on the Boards of certain Oppenheimer funds since 2000, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Karen L. Stuckey, Trustee (since 2012)* Age: 59
Partner (1990-2012) of PricewaterhouseCoopers LLP (held various positions 1975-1990); Trustee (1992-2006) and member of Executive, Nominating and Audit Committees and Chair of Finance Committee of Lehigh University; and member, Women’s Investment Management Forum since inception. Oversees 36 portfolios in the OppenheimerFunds complex. Ms. Stuckey has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

James D. Vaughn, Trustee (since 2012)* Age: 67
Retired; former managing partner (1994-2001) of Denver office of Deloitte & Touche LLP, (held various positions 1969-1993); Trustee and Chairman of the Audit Committee of Schroder Funds (since 2003); Board member and Chairman of Audit Committee of AMG National Trust Bank (since 2005); Trustee, Audit Committee member and Investment Committee member, University of South Dakota Foundation (since 1996); Board member, Executive Committee Member, Audit Committee Member and past Board Chair, Junior Achievement (since 1993); former Board member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network. Oversees 36 portfolios in the OppenheimerFunds complex. Mr. Vaughn has served on the Boards of certain Oppenheimer funds since 2012, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

November 30, 2012	19

TRUSTEES AND OFFICERS (Continued)
November 30, 2012 (Unaudited)

Name, Position(s) Held with the Trusts, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
INTERESTED TRUSTEE AND OFFICER
The address of Mr. Glavin is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Glavin serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Glavin is an Interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

William F. Glavin, Jr., Trustee, President and Principal Executive Officer (since 2012)* Age: 54
Director, Chief Executive Officer and President of OFI Global Asset Management, Inc. (since January 2013); Chairman of OppenheimerFunds, Inc. (December 2009-December 2012); Chief Executive Officer (January 2009-December 2012) and Director of OppenheimerFunds, Inc. (since January 2009); President of OppenheimerFunds, Inc. (May 2009-December 2012); Management Director (since June 2009), President (since December 2009) and Chief Executive Officer (since January 2011) of Oppenheimer Acquisition Corp. (“OAC”) (OppenheimerFunds, Inc.’s parent holding company); Director of Oppenheimer Real Asset Management, Inc. (since March 2010); Executive Vice President (March 2006-February 2009) and Chief Operating Officer (July 2007-February 2009) of Massachusetts Mutual Life Insurance Company (OAC’s parent company); Director (May 2004-March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004-January 2005), President (January 2005-March 2006) and Chief Executive Officer (June 2005-March 2006) of Babson Capital Management LLC; Director (March 2005-March 2006), President (May 2003-March 2006) and Chief Compliance Officer (July 2005-March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003-March 2006) of Babson Investment Company, Inc.; Director (May 2004-August 2006) of Babson Capital Europe Limited; Director (May 2004-October 2006) of Babson Capital Guernsey Limited; Director (May 2004-March 2006) of Babson Capital Management LLC; Non-Executive Director (March 2005-March 2007) of Baring Asset Management Limited; Director (February 2005-June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003-November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006-September 2006) of C.M. Benefit Insurance Company; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of C.M. Life Insurance Company; President (March 2006-May 2007) of MassMutual Assignment Company; Director (January 2005-December 2006), Deputy Chairman (March 2005-December 2006) and President (February 2005-March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007-January 2009) of MML Distributors, LLC; and Chairman (March 2006-December 2008) and Chief Executive Officer (May 2007-December 2008) of MML Investors Services, Inc. An officer of 86 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE TRUSTS
The addresses of the Officers in the chart below are as follows: for Mr. Gabinet and Ms. Nasta, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Hammond, Cartner, Watson and McCain, 2100 McKinney Avenue, Dallas, TX 75201, for Mr. Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Gabriel Hammond, Vice President (since 2010) Age: 33
Senior Vice President of the Advisor (since December 2012); Founder, Member and Portfolio Manager, SteelPath Fund Advisors LLC (2004−2012); Founder, Member and Portfolio Manager, SteelPath Capital Management LLC (2004-2012); Goldman, Sachs & Co., Energy Research Division, (2001–2004). An officer of 5 portfolios in the OppenheimerFunds complex.

Stuart Cartner, Vice President (since 2010) Age: 52
Vice President of the Advisor (since December 2012); Member and Portfolio Manager (2009−2012), SteelPath Fund Advisors LLC; Member and Portfolio Manager (2007−2012) SteelPath Capital Managerment LLC; Goldman Sachs, Vice President (1988−2007). An officer of 5 portfolios in the OppenheimerFunds complex.

Brian Watson, Vice President (since 2012)* Age: 39
Vice President of the Advisor (since December 2012); Member and Portfolio Manager, SteelPath Fund Advisors LLC (2009–2012); Portfolio Manager, Swank Capital LLC, a Dallas, Texas-based investment firm, (2005–2009). An officer of 5 portfolios in the OppenheimerFunds complex.

20	Oppenheimer SteelPath MLP and Infrastructure Debt Fund Annual Report

TRUSTEES AND OFFICERS (Continued)
November 30, 2012 (Unaudited)

Name, Position(s) Held with the Trusts, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
James McCain, Vice President (since 2012)* and Chief Compliance Officer (since 2010) Age: 61
Vice President of the Advisor (since December 2012); SteelPath Capital Management LLC, Chief Compliance Officer; SteelPath Fund Advisors, LLC, Chief Compliance Officer; Brazos Capital Management, Chief Compliance Officer; PineBridge Mutual Funds, Chief Compliance Officer, Secretary and Anti-Money Laundering Officer (2007−2012); G.W. Henssler & Associates, Ltd., Henssler Asset Management, LP and Henssler Funds, Chief Compliance Officer (2004−2007). An officer of 5 portfolios in the OppenheimerFunds complex.

Arthur S. Gabinet, Secretary and Chief Legal Officer (since 2012)* Age: 54
Executive Vice President, Secretary and General Counsel of OFI Global Asset Management, Inc. (since January 2013); General Counsel OFI SteelPath, Inc. (since January 2013); Executive Vice President (May 2010-December 2012) and General Counsel (since January 2011) of OppenheimerFunds, Inc.; General Counsel of the Distributor (since January 2011); General Counsel of Centennial Asset Management Corporation (January 2011-December 2012); Executive Vice President (January 2011-December 2012) and General Counsel of HarbourView Asset Management Corporation (since January 2011); Assistant Secretary (since January 2011) and Director (since January 2011) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Director of Oppenheimer Real Asset Management, Inc. (January 2011-December 2012) and General Counsel (since January 2011); Executive Vice President (January 2011-December 2011) and General Counsel of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since January 2011); Executive Vice President (January 2011-December 2012) and General Counsel of OFI Private Investments Inc. (since January 2011); Vice President of OppenheimerFunds Legacy Program (January 2011-December 2011); Executive Vice President (January 2011-December 2012) and General Counsel of OFI Institutional Asset Management, Inc. (since January 2011); General Counsel, Asset Management of OppenheimerFunds, Inc. (May 2010-December 2010); Principal, The Vanguard Group (November 2005-April 2010); District Administrator, U.S. Securities and Exchange Commission (January 2003-October 2005). An officer of 86 portfolios in the OppenheimerFunds complex.

Christina M. Nasta, Vice President and Chief Business Officer (since 2012)* Age: 39
Senior Vice President of OppenheimerFunds Distributor, Inc. (since January 2013); Senior Vice President of OppenheimerFunds, Inc. (July 2010-December 2013); Vice President of OppenheimerFunds, Inc. (January 2003-July 2010); Vice President of OppenheimerFunds Distributor, Inc. (January 2003-July 2010). An officer of 86 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 2012)* Age: 53
Senior Vice President of OFI Global Asset Management, Inc. (since January 2013); Treasurer of OppenheimerFunds, Inc., HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., and Oppenheimer Real Asset Management, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (November 2000-June 2008), and OppenheimerFunds Legacy Program (charitable trust program established by OppenheimerFunds, Inc.) (June 2003-December 2011); Treasurer and Chief Financial Officer of OFI Trust Company (since May 2000); Assistant Treasurer of Oppenheimer Acquisition Corporation (March 1999-June 2008). An officer of 86 portfolios in the OppenheimerFunds complex.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and Officers is available without charge upon request, by calling 1.800.CALL OPP (225.5677).

*	Effective December 3, 2012.

November 30, 2012	21

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

On July 16, 2012, SteelPath Fund Advisors LLC (“SFA”), the former investment adviser to the Trust, and SteelPath Capital Management LLC, an affiliate of SFA, entered into an Asset Purchase Agreement (“APA”) to sell substantially all of their assets, including their investment advisory and asset management businesses, to OppenheimerFunds, Inc. (“OFI”), a Colorado corporation (“Transaction”). By law, the Fund’s investment advisory agreement under which SFA provided investment advisory services to the Fund (“Current Agreement”) automatically terminated upon the Closing of the Transaction.

The Board, including the Independent Trustees, met in-person on August 24, 2012, and at various times via teleconference prior to that date, to consider the Transaction, whether to approve a new investment advisory agreement (“New Agreement”) between the Fund and OFI SteelPath, Inc. (“OFI SteelPath”) and to discuss the various factors related to approval of the New Agreement. The Board reviewed the terms of the Transaction and considered its possible effects on the Fund and its shareholders. The Trustees also met with representatives of SFA and OFI to discuss the anticipated effects of the Transaction.

In connection with their consideration of the New Agreement on August 24, 2012, the Board noted that in 2011 the Board had initially approved the Current Agreement for the Fund. To inform their consideration of the New Agreement, the Independent Trustees received and considered responses by OFI and SFA to inquiries requesting information regarding: OFI’s structure, operations, financial resources and key personnel; the material aspects of the Transaction, the proposed operations of OFI SteelPath and its compliance program, code of ethics, trading policies and key management and investment personnel, including the Fund’s portfolio managers; and anticipated changes to the management or operations of the Board and the Fund, including, if applicable, any changes to the Fund’s service providers, advisory fees and expense structure.

In considering the information and materials described above, the Independent Trustees received assistance from, and met separately with, independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. The Board did not identify any particular information that was most relevant to its consideration to approve the New Agreement for the Fund and each Trustee may have afforded different weight to the various factors. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the New Agreement.

In voting to approve the New Agreement, the Board considered the overall fairness of the Agreement and factors it deemed relevant with respect to the Fund, including, but not limited to: (i) the nature, extent and quality of the services to be provided by OFI SteelPath, (ii) SFA’s investment personnel who would continue to manage the Fund as employees of OFI SteelPath, (iii) the fees and expenses of the Fund after the Transaction, including comparative expense information, (iv) the projected profitability of the Fund to OFI SteelPath and its affiliates; (v) whether the projected economies of scale would be realized as the Fund grows and whether any breakpoints are appropriate at certain asset levels and (vi) other benefits that may accrue to OFI SteelPath from its relationship with the Fund. The Board also considered that the Transaction would not be consummated if the New Agreement was not approved by the Board and the Fund’s shareholders.

Although not meant to be all-inclusive, set forth below is a description of the information and certain of the factors that were considered by the Board in deciding to approve the New Agreement.

Nature, Quality and Extent of Services. In considering the nature, extent and quality of the services to be provided by OFI SteelPath under the New Agreement, the Board considered that the terms of the New Agreement are substantially similar to the terms of the Current Agreement. The Board considered that OFI SteelPath would provide the same services to the Fund that are currently provided by SFA. The Board also considered that the level of service and the manner in which the Fund’s assets are managed were expected to remain the same. The Board noted that, under the New Agreement, OFI SteelPath would provide the Fund with research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; and oversight of third-party service providers. The Board also noted that OFI SteelPath would monitor the Fund’s compliance with applicable policies and procedures and adherence to the Fund’s investment restrictions.

The Board considered that, for a period of time after the Closing, OFI expected that the operations of OFI SteelPath, including OFI SteelPath’s code of ethics and compliance program, would be the same as those of SFA. The Board also considered that all of SFA’s key personnel who provided services to the Fund had signed offer of employment

22	Oppenheimer SteelPath MLP and Infrastructure Debt Fund Annual Report

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)

letters with OFI and that the same individuals who currently managed the Fund were expected to do so as employees of OFI SteelPath. The Board considered that OFI’s technology and risk management and investment analytic tools could enhance the management of the Fund. The Board also noted that the Transaction was not expected to result in any change in the structure or operations of the Fund and that OFI did not contemplate any immediate changes to the Fund’s key service providers, other than its distributor.

In evaluating OFI SteelPath, the Board considered the history, reputation, qualification and background of OFI, the qualifications of its personnel and OFI’s financial condition. The Board took account of the fact that OFI had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board also considered OFI’s capabilities, experience, corporate structure and capital resources, as well as OFI’s long-term business goals with regard to OFI SteelPath and the Fund. The Board noted that the operation of the Fund under OFI’s name could enhance the ability of OFI SteelPath to attract and retain talented investment professionals.

Based on the information considered, the Board concluded that the nature, extent and quality of the services to be provided by OFI SteelPath supported approval of the New Agreement.

Investment Performance. The Board noted that performance information had not been provided for the Fund because, given its limited period of operations, such information would not be meaningful.

Costs of Services Provided by OFI SteelPath. The Board noted that the current advisory fee rates payable to OFI SteelPath under the New Agreement were the same as the advisory fee rates paid to SFA under the Current Agreement, but that at the Board’s request, the advisory fee rates under the New Agreement included new annualized advisory fee breakpoints at higher asset levels, which would reduce the Fund’s advisory fee rate as Fund assets grow. Additionally, the Board considered that the Fund’s expenses were not expected to increase materially as a result of the Transaction and that OFI had agreed to maintain the Fund’s current expense caps for a minimum of two years following the Closing. The Board considered the comparability of the fees charged and the services provided to the Fund to the fees and services for equity funds and alternative funds advised by OFI. In this connection, the Board noted that OFI does not provide investment management services to other advisory clients or accounts in the MLP or energy infrastructure sectors. After considering this information, the Board concluded that the cost of services to be provided and advisory fee rates to be paid under the New Agreement were reasonable in light of the services to be performed by OFI SteelPath.

Economies of Scale and Profits Realized by OFI SteelPath. The Board considered information regarding SFA’s costs and profitability arising from its relationship with the Fund. The Board also considered that OFI intended to devote additional business resources to the Fund and the increased distribution potential for the Fund attendant to the appointment of OppenheimerFunds Distributor, Inc. (“ODI”) as the Fund’s principal underwriter. The Board considered that the sale of Fund shares through ODI’s network of third-party brokers, retirement plan platforms and registered investment advisers could result in the growth of Fund assets and economies of scale. In response to the Board’s request, OFI agreed to provide breakpoints in the advisory fee rate payable by the Fund at higher asset levels that OFI represented were consistent with the breakpoints applicable to the advisory fee rates paid by other mutual funds with comparable asset levels advised by OFI. The Board considered OFI’s representation that the Board would consider the renewal of the New Agreement in August 2013, notwithstanding that the initial term of the New Agreement would be for a period of two years. The Board noted, in this regard, that any growth of Fund assets in the near future that would result in economies of scale could be considered by the Board during the contract renewal process in August 2013. Based on these considerations, the Board determined, in the exercise of its business judgment, that the profits to be realized by OFI SteelPath were fair and reasonable.

Other Benefits to OFI SteelPath. The Board considered other potential benefits that may accrue to OFI SteelPath as a result of its relationship with the Fund. These benefits include research and soft dollars consistent with the terms of the New Agreement and reputational benefits that may enhance OFI’s ability to gain business opportunities from other clients.

Conclusions. Based on, but not limited to, the above considerations and determinations, the Board determined that the New Agreement was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. Based on the process undertaken and the considerations weighed by the Board during its meeting, the Board unanimously voted to approve the New Agreement and to recommend that shareholders of the Fund also approve the New Agreement.

November 30, 2012	23

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INVESTMENT ADVISOR
OFI SteelPath, Inc.
2100 McKinney Avenue, 14th Floor
Dallas, TX 75201

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
K&L Gates LLP
70 West Madison Street
Chicago, IL 60602

CUSTODIAN
UMB Bank, n.a.
928 Grand Boulevard 10th Floor
Kansas City, Missouri 64106

DISTRIBUTOR
OppenheimerFunds Distributor, Inc.
Two World Financial Center
225 Liberty Street
New York, NY 10281-1008

ADMINISTRATOR/TRANSFER AGENT/FUND ACCOUNTANT
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233

OppenheimerFunds®
The Right Way to Invest

Oppenheimer SteelPath MLP and Infrastructure Debt Fund

P.O. Box 2175
Milwaukee, WI 53201
Toll Free 888-614-6614
www.steelpath.com

The SteelPath Funds are distributed by OppenheimerFunds Distributor, Inc.

Item 2.  Code of Ethics.

A copy of this code of ethics is incorporated by reference to the Registrant’s Form N-CSR filed February 7, 2012.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that F. William Marshall, Jr., the Chairman of the Board’s Audit Committee, is the audit committee financial expert and that Mr. Marshall is “independent” for purposes of this Item 3.

Item 4.  Principal Accountant Fees and Services.

(a)-(d)
The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the last fiscal year. The registrant commenced operations on March 31, 2010. Therefore, the following information is provided for the years ending November 30, 2011, and November 30, 2012.

“Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by accountant in connection with statutory and regulatory filings or engagements for that year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for review of federal tax forms and other tax compliance, tax advice, and tax planning. “Other services” refer to professional services rendered by the principal accountant for certain reviews of the registrant's semi-annual financial statements.

	FYE 11/30/2011	FYE 11/30/2012
Audit Fees	$69,000	$114,000
Audit-Related Fees	$0	$0
Tax Fees	$33,000	$69,400
All Other Fees	$1,650	$4,600

(e)(1)
During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services may be waived provided that:  1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to its principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(e)(2)	The percentage of fees billed by Cohen Fund Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2011	FYE 11/30/2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)
The following table indicates the aggregate non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the registrant’s adviser that provides ongoing services to the registrant for the last year.

	FYE 11/30/2011	FYE 11/30/2012
Registrant	$34,650	$74,000
Registrant’s Investment Adviser	$3,522	$0

(h)
The registrant’s audit committee of the board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.  No such services were rendered.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

a)	Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Registrant’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.
The Registrant’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications.  The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort.  The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations.  The Committee may consider the advice and recommendation of the Registrant's investment manager and its affiliates in making the selection.

2.
The Committee shall screen candidates for Board membership.  The Committee has not established specific qualifications that it believes must be met by a trustee nominee.  In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules.  The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board.  There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.
The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board.  The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders.  Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Registrant would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Registrant shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.
Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Registrant's investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940.  In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Registrant's outside legal counsel may cause a person to be deemed an “interested person.”

5.
Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person.  In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11.  Controls and Procedures.

(a)
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/20/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)(1)	Incorporated by reference to the Registrant's Form N-CSR filed February 7, 2012.

(2)	A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SteelPath MLP Funds Trust

/s/ William F. Glavin, Jr.
By: William F. Glavin, Jr.
Principal Executive Officer
Date	1/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

/s/ William F. Glavin, Jr.
By: William F. Glavin, Jr.
Principal Executive Officer
Date	1/9/2013

/s/ Brian W. Wixted
By: Brian W. Wixted
Principal Financial Officer
Date	1/9/2013